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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 53
                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 54

                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

   IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON FEBRUARY 28, 2007,
                     PURSUANT TO PARAGRAPH (A) OF RULE 485.


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Vanguard/(R)/ FTSE All-World ex USA Index Fund


>  Prospectus


SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED DECEMBER 15, 2006

                                                          SHIP LOGO  VANGUARD(R)
Investor Shares
February 28, 2007

INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD FTSE ALL-WORLD EX USA INDEX FUND HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
 SHARES OF VANGUARD FTSE ALL-WORLD EX USA INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


An Introduction to Index Funds     1       Investing With Vanguard        16
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Fund Profile                       2       Purchasing                     16
                                           Shares
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More on the Fund                   5       Converting Shares              18
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 The Fund and Vanguard            11       Redeeming Shares               19
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 Investment Advisor               11       Exchanging Shares              23
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 Dividends, Capital Gains, and    12       Frequent-Trading Limits        23
 Taxes
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 Share Price                      14       Other Rules You Should Know    25
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                                           Fund and Account Updates       29
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                                           Contacting Vanguard            31
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                                           ETF Shares                     33
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                                           Glossary of Investment Terms   38
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Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Share Class Overview
The Fund offers three separate classes of shares: Investor Shares, Institutional Shares and ETF Shares. This prospectus offers the Fund's Investor Shares, which have an investment minimum of $3,000.

In addition, the fund provides an exchange-traded class of shares (Vanguard ETF Shares), which are also offered through a separate prospectus. A brief description of ETF Shares and how to convert into them appears on pages 33 to 37 of this prospectus. A separate prospectus containing additional information about ETF Shares is available at Vanguard's website, www.vanguard.com, or by calling 866-499-8473.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

An Introduction to Index Funds


What is Indexing?
Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

-Variety of investments. Vanguard index funds generally invest in the stocks or bonds of a wide variety of companies and industries.

-Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

-Low costs. Index funds are inexpensive to run, compared with actively managed funds. They have low or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


Index fund in this prospectus
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the Vanguard FTSE All-World ex USA Index Fund. The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets around the world.


On the following pages, you'll find a profile that summarizes the key features of the Fund. Following the profile, there is important additional information about the Fund.

Fund Profile


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.


Primary Investment Strategies
The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the FTSE/(R)/ All-World ex USA Index, a free-float adjusted market capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2200 stocks of companies located in 48 countries, including both developed and emerging markets. As of October 31, 2006, the largest markets covered in the Index were the United Kingdom, Japan, France, Germany, and Switzerland (which made up 18%, 17%, 8%, 6%, and 5%, respectively, of the Index's market capitalization). The Fund will invest at least 90% of its assets in the stocks of the Index, and a representative sample of the remaining stocks. The Fund holds a range of securities that, in the aggregate, approximate the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. For additional information on the Fund's investment strategies, please see More on the Fund.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

-Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

-Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high in emerging markets.

-Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

-Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Performance/Risk Information
The Fund began operations on February 28, 2007, so performance information is not yet available.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in investment performance figures.The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.


Shareholder Fees
(Fees paid directly from your investment)
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Sales Charge (Load) Imposed on Purchases:                                  None
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Purchase Fee:                                                          0.25%/1/
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Sales Charge (Load) Imposed on Reinvested Dividends:                       None
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Redemption Fee:                                                           2%/2/
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Account Maintenance Fee (for accounts under $10,000):               $10/year/3/
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Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
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Management Expenses:                                                      0.xx%
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12b-1 Distribution Fee:                                                    None
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Other Expenses:                                                           0.xx%
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Total Annual Fund Operating Expenses:                                     0.40%
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1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
2 The 2% fee applies to shares redeemed within two months of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for two months or more are not subject to the 2% fee.

3 If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, a fraction of a share may be automatically redeemed to make up the difference.



The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.

      1 Year       3 Years
--------------------------
         $xx         $xx
--------------------------


This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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Additional Information
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Investment Advisor           The Vanguard Group, Inc., Valley Forge Pa., since
                             inception
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Dividends and Capital Gains  Dividends are distributed quarterly in March, June,
                             September, and December; capital gains, if any, are
                             distributed in December.
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Suitable for IRAs            Yes
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Inception Date               February 28, 2007
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Minimum Initial Investment   $3,000
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Newspaper Abbreviation       xxxx
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Vanguard Fund Number         xxx
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CUSIP Number                 xxxx
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Ticker Symbol                Vxxxx
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More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


Market Exposure
The Fund invests mainly in common stocks of companies located in developed and emerging countries around the world.

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 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
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FLAG
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity.

(Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


International Stock Market Returns
(1970-2006)
                     1 Year  5 Years  10 Years  20 Years
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Best                  69.4%    36.1%     22.0%     15.5%
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Worst                -23.4     -2.9       4.0       9.7
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Average               xx.x     xx.x      xx.x      xx.x
----------------------------------------------------------



The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2006. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance from either foreign markets as a whole or the Fund in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1997 through 2006, as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                           European                 Pacific                Emerging                      U.S.
                                             Market                  Market                 Markets                    Market
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1997                                          23.80%                 -25.87%                 -16.36%                    33.36%
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1998                                          28.53                    2.72                  -18.39                     28.58
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1999                                          15.89                   56.65                   60.88                     21.04
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2000                                          -8.39                  -25.78                  -27.94                     -9.10
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2001                                         -19.90                  -25.40                   -2.80                    -11.89
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2002                                         -18.38                   -9.29                   -7.04                    -22.10
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2003                                          38.54                   38.48                   58.81                     28.68
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2004                                          20.88                   18.98                   26.68                     10.88
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2005                                           9.42                   22.64                   32.85                      4.91
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2006                                           x.xx                    x.xx                    x.xx                      x.xx
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1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific
 Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.



Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance from the indexes, or from the Fund in particular.


FLAG
The Fund is subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE All-World ex USA Index ($xx billion to $xxx billion as of Month dd, 2006). In the future, the Index's market capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


Indexing Strategy. The Fund uses the sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.


The FTSE All-World ex USA Index. The FTSE All-World ex USA Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Cash Management
Vanguard may invest the Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Other Investment Policies and Risks
Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective. The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on a traditional security (such as a stock or bond), an asset (such as commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.

Purchase, Redemption, Account Maintenance, and Custodial Fees
The Fund charges a 0.25% fee on purchases of its shares, including shares purchased by exchange from another Vanguard fund. Purchases that result from reinvested dividends or capital gains distributions are not subject to the purchase fee. In addition, the Fund charges a 2% redemption fee on shares that are redeemed before they have been held two months. The 2% fee applies when shares are redeemed by selling or by exchanging to another Vanguard fund, or when Vanguard applies the low-balance account closure policy. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities. The 2% redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

To allocate the cost of maintaining accounts equitably among shareholders, Vanguard assesses an account maintenance fee on any index fund account whose balance falls below $10,000 (for any reason, including a decline in the value of fund shares) on the date a dividend is distributed. Although the fee--$2.50 per quarter--is deducted from the quarterly or annual dividend distributions, the entire amount of the distribution is taxable to the shareholder unless shares are held in a nontaxable account, such as a retirement account. If the amount of the dividend distribution is less than the fee, a fraction of a fund share may be redeemed to make up the difference.

A custodial fee of $10 per year applies to certain retirement fund accounts whose balances are less than $5,000.

See the Fund Profile and Investing With Vanguard for more information about fees.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Frequent trading may also interfere with an advisor's ability to efficiently manage the fund.

Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF(TM) Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

-Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may disrupt a fund's operation or performance or because of a history of frequent trading by the investor.

-Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

-Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.

Each fund (other than money market funds), in determining its net asset value, will use fair-value pricing as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held.

--------------------------------------------------------------------------------
 Plain Talk About Turnover Rate
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 140 funds holding assets in excess of $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 Plain Talk About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
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Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2006, Vanguard served as advisor for approximately $xxx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

--------------------------------------------------------------------------------
 Plain Talk About The Fund's Portfolio Manager

 The manager primarily responsible for the day-to-day management of the Fund is:

 Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989 and has managed the Fund since its inception. Education: B.S., LaSalle University.
--------------------------------------------------------------------------------



The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


Dividends, Capital Gains, and Taxes


Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed quarterly in March, June, September, and December; capital gains distributions generally occur annually in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
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Basic Tax Points
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic tax points:

-Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

-Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income," if any, distributed by the Fund.

-Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

-Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

-A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

-Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

-The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

-Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
 Plain Talk About "Buying a Dividend"

 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

-Provide us with your correct taxpayer identification number;

-Certify that the taxpayer identification number is correct; and

-Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying mutual funds (in the case of conventional share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as ETF Shares).

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Although rare, this could happen, for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the fund's NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders.


Purchasing Shares

Account Minimums

To open and maintain an account.  $3,000.


To add to an existing account. $50 by Automatic Investment Plan; $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


How to Purchase Shares
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before initiating your request.


Online transactions. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (the purchase of shares in an open fund with the proceeds of a redemption from another fund) through our website at www.vanguard.com.


By telephone. You may call Vanguard to request a purchase of shares by wire, by electronic bank transfer, or by an exchange. You may also begin the account registration process or request that the forms be sent to you. See Contacting Vanguard.


By mail. You may send your check and account registration form to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement) or with a deposit slip (available online). You may also send a written request to Vanguard to add to a fund account or to make an exchange. The request must be in good order. See How to Make a Purchase Request: By check. For a list of Vanguard addresses, see Contacting Vanguard.

How to Make a Purchase Request

By electronic bank transfer. To establish the electronic bank transfer option, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. You can then purchase shares by electronic bank transfer on a regular schedule (Automatic Investment
Plan) or whenever you wish. Your transaction can be initiated online, by telephone, or by mail if your request is in good order.


By wire.   Because wiring instructions vary for different types of purchases, please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.


By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Purchase Shares: By mail. Make your check payable to: Vanguard--xxx. See Contacting Vanguard.


Trade Dates
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request in good order, including any special required documentation. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are purchased at that day's NAV. This is known as your trade date.

For check and wire purchases into all funds other than money market funds, and for exchanges into all funds: A purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a purchase request received after that time will have a trade date of the first business day following the date of receipt.

For check purchases of money market funds only: A request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the first business day following the date of receipt. For a request received after that time, the trade date will be the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will always be one business day later than for other funds.

For an electronic bank transfer by Automatic Investment Plan: Your trade date will be one business day before the date you designated for withdrawal from your bank account.

For an electronic bank transfer (other than an Automatic Investment Plan purchase): A purchase request received by Vanguard on a business day before 10 p.m., Eastern time, will have a trade date of the following business day.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Good order. The required information on your purchase request must be accurate and complete. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


Purchase Fees
The Fund charges a purchase fee of 0.25% on all share purchases, including shares purchased by exchange from other Vanguard funds. Purchase fees do not apply to shares purchased through reinvested dividends and capital gains.


Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from fraud, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Purchase requests. Vanguard reserves the right to stop selling shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may disrupt a fund's operation or performance.


Large purchases. Please call Vanguard before attempting to invest a large dollar amount.


No cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written, wire, check, or automatic transaction requests, Vanguard will not cancel any transaction once it has been processed.


Converting Shares

A conversion between share classes of the same fund is a nontaxable event.

A conversion request (other than a request to convert to ETF Shares) received in good order by Vanguard before the close of regular trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) will have a trade date of the same day, and a conversion request received after that time will have a trade date of the first business day following the date of receipt. See Other Rules You Should Know. (Please contact Vanguard for information on conversions into ETF Shares.)


Pricing of Share Class Conversions
If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.


Conversions Into Institutional Shares
You are eligible for a self-directed conversion from Investor Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $5 million. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction.

Vanguard reserves the right, without prior notice, to change conversion policies.


Redeeming Shares


How to Redeem Shares
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before initiating your request.


Online transactions. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares with the proceeds of a redemption from another fund) through our website at www.vanguard.com.


By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.


By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. The request must be in good order. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. To establish the electronic bank transfer option, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. You can then redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan--$50 minimum) or whenever you wish ($100 minimum). Your transaction can be initiated online, by telephone, or by mail if your request is in good order.


By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.


By check. Vanguard will normally mail you a redemption check within two business days of your trade date.


Trade Dates
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request in good order, including any special required documentation. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date.

For check redemptions and exchanges from all funds: A request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a request received after that time will have a trade date of the first business day following the date of receipt.

For money market fund redemptions by wire: For telephone requests received by Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

For bond fund redemptions by wire: For requests received by Vanguard before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

For an electronic bank transfer by Automatic Withdrawal Plan: Proceeds of redeemed shares will be credited to your bank account two business days after your trade date. (The trade date is two business days prior to the date you designated for the proceeds to be in your bank account.)

For an electronic bank transfer (other than an Automatic Withdrawal Plan redemption): A redemption request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a redemption request received after that time will have a trade date of the first business day following the date of receipt.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Good order. The required information on your redemption request must be accurate and complete. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


Redemption Fees
The Fund charges a 2% fee on shares redeemed within two months of purchase by selling or by exchanging to another fund, or when Vanguard applies the low-balance account-closure policy.

The fee is withheld from redemption proceeds and is paid directly to the Fund to offset the cost of buying and selling securities. Shares held for two months or more are not subject to the 2% fee.

After redeeming shares that are exempt from redemption fees, shares you have held the longest will be redeemed first.

For Vanguard fund accounts (including participants in employer-sponsored defined contribution plans that are serviced by Vanguard Small Business Services), redemption fees will not apply to the following:

-Redemptions of shares purchased with reinvested dividend and capital gains distributions.

-Share transfers, rollovers, or re-registrations within the same fund.

-Conversions of shares from one share class to another in the same fund.

-Redemptions of shares to pay fund or account fees.

-Section 529 college savings plans.

-For a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as recordkeeper (except for Vanguard Small Business Services retirement plans).

 -Distributions by shareholders age 701/2 or older from the following:

 -Traditional IRAs.

 -Inherited IRAs (traditional and Roth).

 -Rollover IRAs.

 -SEP-IRAs.

 -SIMPLE IRAs.

 -Section 403(b)(7) plans served by the Vanguard Small Business
  Services Department.

 -Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

For participants in employer-sponsored defined contribution plans (other than those serviced by the Vanguard Small Business Services Department), in addition to the exclusions previously listed, redemption fees will not apply to the following:

-Exchanges of shares purchased with participant payroll or employer contributions.

-Distributions, loans, and in-service withdrawals from a plan.

-Redemptions or transfers of shares as part of a plan termination or at the direction of the plan.

-Direct rollovers into IRAs.

Redemption fees will apply to shares exchanged out of a fund within the fund's redemption-fee period into which fund the shares had previously been exchanged, rolled over, or transferred by a participant.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read that your recordkeeper's plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would disrupt the fund's operation or performance or that the shareholder may be engaged in frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.


Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.


Address change. If you change your address online or by telephone, there may be a 15-day hold on online and telephone redemptions. Address-change confirmations are sent to both the old and new addresses.


Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


No cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written or automatic transaction requests, Vanguard will not cancel any transaction once it has been processed.


Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.


Exchanging Shares

An exchange occurs when the assets redeemed from one Vanguard fund are used to purchase shares in an open Vanguard fund. You can make exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard fund accounts (including participants in employer-sponsored defined contribution plans that are serviced by Vanguard Small Business Services), the policy does not apply to the following:

-Purchases of shares with reinvested dividend or capital gains distributions.

-Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.

-Redemptions of shares to pay fund or account fees.

.. Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transactions submitted by fax or wire are not mail transactions and are subject to the policy.)

-Transfers and re-registrations of shares within the same fund.

-Purchases of shares by asset transfer or direct rollover.

-Conversions of shares from one share class to another in the same fund.

-Checkwriting redemptions.

-Section 529 college savings plans.

-Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard's funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans that are not serviced by Vanguard Small Business Services, the frequent-trading policy does not apply to:

-Purchases of shares with participant payroll or employer contributions or loan repayments.

-Purchases of shares with reinvested dividend or capital gains distributions.

-Distributions, loans, and in-service withdrawals from a plan.

-Redemptions of shares as part of a plan termination or at the direction of the plan.

-Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

-Redemptions of shares to pay fund or account fees.

-Share or asset transfers or rollovers.

-Re-registrations of shares.

-Conversions of shares from one share class to another in the same fund.


Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client's accounts the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for their clients, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will seek to investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities in the Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies.

For funds to which fees apply, intermediaries will be expected to assess purchase and redemption fees. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.


Other Rules You Should Know


Vanguard.com/(R)/

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.


Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.


Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

-Authorization to act on the account (as the account owner or by legal documentation or other means).

-Account registration and address.

-Social Security or employer identification number.

-Fund name and account number, if applicable.

-Other information relating to the caller, the account holder, or the account.


Subject to revision. We reserve the right, at any time without prior notice, to revise, suspend, or terminate the ability for any or all shareholders to transact or communicate with Vanguard by telephone.


Good Order
We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

-The fund name and account number.

-The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

-Signatures of all registered owners.

-Signature guarantees, if required for the type of transaction.*

-Any supporting legal documentation that may be required.

The requirements vary among types of accounts and transactions.

*Call Vanguard for specific signature-guarantee requirements.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.


Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Buying Shares and Redeeming Shares. Vanguard reserves the right to return future-dated checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


Investing With Vanguard Through Other Firms
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor.

Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.

Custodial Fees
Vanguard charges a custodial fee of $10 a year for each IRA fund account with a balance of less than $5,000. The fee can be waived if you have assets totaling $50,000 or more at Vanguard in any combination of accounts under your taxpayer identification number, including IRAs, employer-sponsored retirement plans, brokerage accounts, annuities, and non-IRA accounts.


Low-Balance Accounts
All Vanguard funds reserve the right without prior notice, to liquidate any investment-only retirement-plan fund account or any nonretirement fund account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.

For most nonretirement accounts, Vanguard deducts a $10 fee in June if the fund account balance is below $2,500. This fee can be waived if the total Vanguard account assets under your taxpayer identification number are $50,000 or more.


Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates


Confirmation Statements
We will send (or provide online, whichever you prefer) a confirmation statement confirming your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmation statements reflecting only checkwriting redemptions or the reinvestment of dividends or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.


Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar year. Promptly review each summary that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.


Tax Statements
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard FTSE All-World ex USA Index Fund twice a year, in June and December. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

-Performance assessments and comparisons with industry benchmarks.

-Reports from the advisor.

-Financial statements with detailed listings of the Fund's holdings.

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one report when two or more shareholders have the same last name and address. You may request individual reports by contacting our Client Services Department in writing, by telephone, or by e-mail.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. These postings generally remain until replaced by new postings as previously described. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

Contacting Vanguard
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Web

Vanguard.com            For the most complete source of Vanguard news
24 hours a day, 7 days  For fund, account, and service information
a week                  For most account transactions
                        For literature requests
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Phone
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Vanguard                For automated fund and account information
Tele-Account/(R)        For exchange transactions (subject to limitations)
/800-662-6273           Toll-free, 24 hours a day, 7 days a week
(ON-BOARD)
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Investor Information    For fund and service information
800-662-7447 (SHIP)     For literature requests
(Text telephone at      Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
800-952-3335)           Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
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Client Services         For account information
800-662-2739 (CREW)     For most account transactions
(Text telephone at      Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
800-749-7273)           Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
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Institutional Division  For information and services for large institutional
888-809-8102            investors
                        Business hours only: Monday-Friday, 8:30 a.m. to 9 p.m.,
                        Eastern time
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Intermediary Sales      For information and services for financial
Support                 intermediaries including broker-dealers, trust
800-997-2798            institutions, insurance companies, and financial
                        advisors
                        Business hours only: Monday-Friday, 8:30 a.m. to 8 p.m.,
                        Eastern time
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Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.


Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
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Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
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Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
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Fund Number
Please use the specific fund number when contacting us:


Vanguard FTSE All-World ex USA Index Fund    xxx
------------------------------------------------------------











Vanguard, Vanguard.com, Connect with Vanguard, Plain Talk, Vanguard Tele-Account, Tele-Account, Vanguard ETF, Vanguard Small Business Online, and the ship logo are trademarks of The Vanguard Group, Inc. "FTSE/(R)/" is a trademark jointly owned by the London Stock Exchange Plc and The Financial Times Limited and are used by FTSE International Limited under license. The FTSE All-World ex USA Index is calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. All other marks are the exclusive property of their respective owners.

ETF Shares

In addition to Investor Shares, certain Vanguard funds offer a class of shares, known as Vanguard ETF(TM) Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Investor Shares issued by one of these funds, you may convert those shares into ETF1 Shares of the same fund.

Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

Although ETF Shares represent an investment in the same portfolio of securities as Investor Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to ETF Shares.

The following material summarizes key information about ETF Shares. A separate prospectus with more complete information about ETF Shares is also available. Investors should review that prospectus before deciding whether to convert.


Differences between ETF Shares and conventional mutual fund shares
Investor Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value
(NAV) calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted.

An organized trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on the AMEX. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings. The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.



















1 U.S. Pat. No. 6,879,964 B2.

Buying and Selling ETF Shares
Vanguard ETF Shares must be held in a brokerage account. Therefore, before acquiring ETF Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.

You buy and sell ETF Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares and receive less than NAV when you sell those shares.

If you own conventional shares (Investor Shares) of a Vanguard fund that issues ETF Shares, you can convert those shares into ETF Shares of equivalent value--but you cannot convert back. See "Conversion Privilege" for a discussion of the conversion process.

There is one other way to buy and sell ETF Shares. Investors can purchase and redeem ETF Shares directly from the issuing fund at NAV if they do so (1) through certain authorized broker-dealers, (2) in large blocks of 50,000 or 100,000 ETF Shares (depending on the fund), known as Creation Units, and (3) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares this way.


Risks
ETF Shares issued by a fund are subject to the same risks as conventional shares of the same fund. ETF Shares also are subject to the following risks:

-The market price of a fund's ETF Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying ETF Shares and you may receive less than NAV when selling them.

-ETF Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own ETF Shares, you must sell them on the open market. Although ETF Shares will be listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

-Trading of a fund's ETF Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fees and Expenses
When you buy and sell ETF Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to ETF Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.

The estimated total annual operating expenses (the expense ratio) for the Fund's ETF Shares is 0.xx%.


Account Services
Because you hold ETF Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/ (Vanguard Brokerage). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of ETF Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive certain services (e.g., dividend reinvestment and average-cost information) only if your broker offers those services.


Conversion Privilege
Owners of conventional shares (Investor Shares or Institutional Shares) issued by the Fund may convert those shares into ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted into shares of another class of the same Fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares into ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into ETF Shares, please contact your broker.

Converting conventional shares into ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer,

Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into ETF Shares of equivalent value, based on the respective net asset values of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage Services, all conventional shares for which you request conversion will be converted into ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into ETF Shares:

-The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

-The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.

-Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

-During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

-ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Country Risk. The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Index. An unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

International Stock Fund. A mutual fund that invests in the stocks of companies located outside the United States.

Investment Advisor. An organization that makes the day-to-day decisions regarding a fund's investments.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.

Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                          SHIP LOGO  VANGUARD(R)
                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

CONNECT WITH VANGUARD/TM/ > www.vanguard.com

For More Information
If you would like more information about Vanguard FTSE All-World ex USA Index Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 800-662-7447 (SHIP)
Text Telephone: 800-952-3335
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone: 800-662-2739 (CREW)
Text Telephone: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC) You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-07443
(C) 2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Pxxx 032007

Vanguard/(R)/ FTSE All-World ex USA Index Fund


>  Prospectus

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED DECEMBER 15, 2006


Institutional Shares
February 28, 2007

                                                          SHIP LOGO  VANGUARD(R)

INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD FTSE ALL-WORLD EX USA INDEX FUND HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE.
 SHARES OF VANGUARD FTSE ALL-WORLD EX USA INDEX FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

An Introduction to Index Funds     1       Investing With Vanguard        16
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Fund Profile                       2       Purchasing                     16
                                           Shares
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More on the Fund                   5       Converting Shares              19
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 The Fund and Vanguard            10       Redeeming Shares               19
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 Investment Advisor               11       Exchanging Shares              23
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 Dividends, Capital Gains, and    12       Frequent-Trading Limits        24
 Taxes
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 Share Price                      14       Other Rules You Should Know    26
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                                           Fund and Account Updates       28
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                                           Contacting Vanguard            31
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                                           ETF Shares                     33
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                                           Glossary of Investment Terms   38
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Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.


Share Class Overview
The Fund offers three separate classes of shares: Investor Shares, Institutional Shares and ETF Shares. This prospectus offers the Fund's Institutional Shares, which have an investment minimum of $5 million.

In addition, the fund provides an exchange-traded class of shares (Vanguard ETF Shares), which are also offered through a separate prospectus. A brief description of ETF Shares and how to convert into them appears on pages 33 to 37 of this prospectus. A separate prospectus containing additional information about ETF Shares is available at Vanguard's website, www.vanguard.com, or by calling 866-499-8473.

The Fund's separate share classes have different expenses; as a result, their investment performances will differ.

An Introduction to Index Funds


What is Indexing?
Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:

-Variety of investments. Vanguard index funds generally invest in the stocks or bonds of a wide variety of companies and industries.

-Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

-Low costs. Index funds are inexpensive to run, compared with actively managed funds. They have low or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


Index fund in this prospectus
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the Vanguard FTSE All-World ex USA Index Fund. The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets around the world.


On the following pages, you'll find a profile that summarizes the key features of the Fund. Following the profile, there is important additional information about the Fund.

Fund Profile


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.


Primary Investment Strategies
The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the FTSE/(R)/ All-World ex USA Index, a free-float adjusted market capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2200 stocks of companies located in 48 countries, including both developed and emerging markets. As of October 31, 2006, the largest markets covered in the Index were the United Kingdom, Japan, France, Germany, and Switzerland (which made up 18%, 17%, 8%, 6%, and 5%, respectively, of the Index's market capitalization). The Fund will invest at least 90% of its assets in the stocks of the Index, and a representative sample of the remaining stocks. The Fund holds a range of securities that, in the aggregate, approximate the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. For additional information on the Fund's investment strategies, please see More on the Fund.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

-Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

-Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high in emerging markets.

-Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

-Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Performance/Risk Information
The Fund began operations on February 28, 2007, so performance information is not yet available.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in investment performance figures.The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.


Shareholder Fees
(Fees paid directly from your investment)
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Sales Charge (Load) Imposed on Purchases:                                  None
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Purchase Fee:                                                          0.25%/1/
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Sales Charge (Load) Imposed on Reinvested Dividends:                       None
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Redemption Fee:                                                           2%/2/
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Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses:                                                      0.xx%
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12b-1 Distribution Fee:                                                    None
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Other Expenses:                                                           0.xx%
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Total Annual Fund Operating Expenses:                                     0.15%
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1 The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
2 The 2% fee applies to shares redeemed within two months of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for two months or more are not subject to the 2% fee.



The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates. The results apply whether or not you redeem your investment at the end of the given period.


      1 Year       3 Years
--------------------------
         $xx         $xx
--------------------------

This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



Additional Information
-------------------------------------------------------------------------------
Investment Advisor           The Vanguard Group, Inc., Valley Forge Pa., since
                             inception
-------------------------------------------------------------------------------
Dividends and Capital Gains  Dividends are distributed quarterly in March, June,
                             September, and December; capital gains, if any, are
                             distributed in December.
-------------------------------------------------------------------------------
Inception Date               Date TBD, 2007
-------------------------------------------------------------------------------
Minimum Initial Investment   $5 million
-------------------------------------------------------------------------------
Newspaper Abbreviation       xxxx
-------------------------------------------------------------------------------
Vanguard Fund Number         xxx
-------------------------------------------------------------------------------
CUSIP Number                 xxxx
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Ticker Symbol                Vxxxx
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More on the Fund

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


Market Exposure
The Fund invests mainly in common stocks of companies located in developed and emerging countries around the world.

--------------------------------------------------------------------------------
 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------



FLAG
The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity.

(Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


International Stock Market Returns
(1970-2006)
                    1 Year   5 Years  10 Years  20 Years
----------------------------------------------------------
Best                  69.4%    36.1%     22.0%     15.5%
----------------------------------------------------------
Worst                -23.4     -2.9       4.0       9.7
----------------------------------------------------------
Average               xx.x     xx.x      xx.x      xx.x
----------------------------------------------------------



The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2006. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance from either foreign markets as a whole or the Fund in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1997 through 2006, as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                           European                 Pacific                Emerging                      U.S.
                                             Market                  Market                 Markets                    Market
-----------------------------------------------------------------------------------------------------------------------------
1997                                          23.80%                 -25.87%                 -16.36%                    33.36%
------------------------------------------------------------------------------------------------------------------------------
1998                                          28.53                    2.72                  -18.39                     28.58
------------------------------------------------------------------------------------------------------------------------------
1999                                          15.89                   56.65                   60.88                     21.04
------------------------------------------------------------------------------------------------------------------------------
2000                                          -8.39                  -25.78                  -27.94                     -9.10
------------------------------------------------------------------------------------------------------------------------------
2001                                         -19.90                  -25.40                   -2.80                    -11.89
------------------------------------------------------------------------------------------------------------------------------
2002                                         -18.38                   -9.29                   -7.04                    -22.10
------------------------------------------------------------------------------------------------------------------------------
2003                                          38.54                   38.48                   58.81                     28.68
------------------------------------------------------------------------------------------------------------------------------
2004                                          20.88                   18.98                   26.68                     10.88
------------------------------------------------------------------------------------------------------------------------------
2005                                           9.42                   22.64                   32.85                      4.91
------------------------------------------------------------------------------------------------------------------------------
2006                                           x.xx                    x.xx                    x.xx                      x.xx
------------------------------------------------------------------------------------------------------------------------------
1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.



Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance from the indexes, or from the Fund in particular.


FLAG
The Fund is subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE All-World ex USA Index ($xx billion to $xxx billion as of Month dd, 2006). In the future, the Index's market capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


Indexing Strategy. The Fund uses the sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.


The FTSE All-World ex USA Index. The FTSE All-World ex USA Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Cash Management
Vanguard may invest the Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Other Investment Policies and Risks
Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective. The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on a traditional security (such as a stock or bond), an asset (such as commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as its respective index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.

Purchase and Redemption Fees
The Fund charges a 0.25% fee on purchases of its shares, including shares purchased by exchange from another Vanguard fund. Purchases that result from reinvested dividends or capital gains distributions are not subject to the purchase fee. In addition, the Fund charges a 2% redemption fee on shares that are redeemed before they have been held two months. The 2% fee applies when shares are redeemed by selling or by exchanging to another Vanguard fund, or when Vanguard applies the low-balance account closure policy. Shares you have held the longest will be redeemed first.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase and redemption fees are paid directly to the Fund to offset the costs of buying and selling securities. The 2% redemption fee is designed to ensure that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

See the Fund Profile and Investing With Vanguard for more information about fees.


Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund's shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Frequent trading may also interfere with an advisor's ability to efficiently manage the fund.


Policies to Address Frequent Trading. The Vanguard funds (other than money market funds, short-term bond funds, and Vanguard ETF(TM) Shares) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

-Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--without notice and regardless of size. For example, a purchase request could be rejected if Vanguard determines that such purchase may disrupt a fund's operation or performance or because of a history of frequent trading by the investor.

-Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

-Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard's transaction policies.

Each fund (other than money market funds), in determining its net asset value, will use fair-value pricing as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held.

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 Plain Talk About Turnover Rate

 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
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The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 140 funds holding assets in excess of $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

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 Plain Talk About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
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Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2006, Vanguard served as advisor for approximately $xxx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

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 Plain Talk About The Fund's Portfolio Manager

 The manager primarily responsible for the day-to-day management of the Fund is:

 Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989 and has managed the Fund since its inception. Education: B.S., LaSalle University.
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The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.

Dividends, Capital Gains, and Taxes


Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed quarterly in March, June, September, and December; capital gains distributions generally occur annually in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
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Basic Tax Points
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic tax points:

-Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

-Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

-Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income," if any, distributed by the Fund.

-Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

-Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

-A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

-Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

-The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

-Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
 Plain Talk About "Buying a Dividend"

 Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

-Provide us with your correct taxpayer identification number;

-Certify that the taxpayer identification number is correct; and

-Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


Share Price

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying mutual funds (in the case of conventional share classes) or the market value of the shares (in the case of exchange-traded fund shares, such as ETF Shares).

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Although rare, this could happen, for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade in the course of a day, and (2) the fund holds enough of the security that its price could affect the fund's NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders.


Purchasing Shares


Account Minimums

To open and maintain an account. $5 million. Vanguard institutional clients generally may meet the minimum investment amount by aggregating up to three separate accounts within the same Fund. This policy does not apply to clients receiving special administrative services from Vanguard, nor does this policy apply to omnibus accounts maintained by financial intermediaries.


To add to an existing account. $50 by Automatic Investment Plan; $100 by check, exchange, or electronic bank transfer (other than Automatic Investment Plan); $1,000 by wire.

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


How to Purchase Shares
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before initiating your request.


Online transactions. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (the purchase of shares in an open fund with the proceeds of a redemption from another fund) through our website at www.vanguard.com.


By telephone. You may call Vanguard to request a purchase of shares by wire, by electronic bank transfer, or by an exchange. You may also begin the account registration process or request that the forms be sent to you. See Contacting Vanguard.


By mail. You may send your check and account registration form to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement) or with a deposit slip (available online). You may also send a written request to Vanguard to add to a fund account or to make an exchange. The request must be in good order. See How to Make a Purchase Request: By check. For a list of Vanguard addresses, see Contacting Vanguard.


How to Make a Purchase Request

By electronic bank transfer. To establish the electronic bank transfer option, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. You can then purchase shares by electronic bank transfer on a regular schedule (Automatic Investment
Plan) or whenever you wish. Your transaction can be initiated online, by telephone, or by mail if your request is in good order.


By wire.   Because wiring instructions vary for different types of purchases, please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.


By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Purchase Shares: By mail. Make your check payable to: Vanguard--xxx. See Contacting Vanguard.


Trade Dates
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request in good order, including any special required documentation. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are purchased at that day's NAV. This is known as your trade date.

For check and wire purchases into all funds other than money market funds, and for exchanges into all funds: A purchase request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a purchase request received after that time will have a trade date of the first business day following the date of receipt.

For check purchases of money market funds only: A request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the first business day following the date of receipt. For a request received after that time, the trade date will be the second business day following the date of receipt. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will always be one business day later than for other funds.

For an electronic bank transfer by Automatic Investment Plan: Your trade date will be one business day before the date you designated for withdrawal from your bank account.

For an electronic bank transfer (other than an Automatic Investment Plan purchase): A purchase request received by Vanguard on a business day before 10 p.m., Eastern time, will have a trade date of the following business day.

For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Good order. The required information on your purchase request must be accurate and complete. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


Purchase Fees
The Fund charges a purchase fee of 0.25% on all share purchases, including shares purchased by exchange from other Vanguard funds. Purchase fees do not apply to shares purchased through reinvested dividends and capital gains.


Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from fraud, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Purchase requests. Vanguard reserves the right to stop selling shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may disrupt a fund's operation or performance.


Large purchases. Please call Vanguard before attempting to invest a large dollar amount.


No cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written, wire, check, or automatic transaction requests, Vanguard will not cancel any transaction once it has been processed.

Converting Shares

A conversion between share classes of the same fund is a nontaxable event.

A conversion request (other than a request to convert to ETF Shares) received in good order by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a conversion request received after that time will have a trade date of the first business day following the date of receipt. See Other Rules You Should Know. (Please contact Vanguard for information on conversions into ETF Shares.)


Pricing of Share Class Conversions
If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.


Conversions Into Institutional Shares
You are eligible for a self-directed conversion from Investor Shares into Institutional Shares of the same Fund, provided that your account balance in the Fund is at least $5 million. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction.


Mandatory Conversions Into Investor Shares
If an investor no longer meets the requirements for Institutional Shares, the Fund may automatically convert the investor's Institutional Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into another share class.

Vanguard reserves the right, without prior notice, to change conversion policies.


Redeeming Shares


How to Redeem Shares
Be sure to check Exchanging Shares, Frequent-Trading Limits, and Other Rules You Should Know before initiating your request.

Online transactions. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares with the proceeds of a redemption from another fund) through our website at www.vanguard.com.


By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.


By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. The request must be in good order. See Contacting Vanguard.


How to Receive Redemption Proceeds

By electronic bank transfer. To establish the electronic bank transfer option, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. You can then redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan--$50 minimum) or whenever you wish ($100 minimum). Your transaction can be initiated online, by telephone, or by mail if your request is in good order.


By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard charges a $5 fee for wire redemptions under $5,000.


By check. Vanguard will normally mail you a redemption check within two business days of your trade date.


Trade Dates
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request in good order, including any special required documentation. For example, if your request is received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your trade date.

For check redemptions and exchanges from all funds: A request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a request received after that time will have a trade date of the first business day following the date of receipt.

For money market fund redemptions by wire: For telephone requests received by Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime

Money Market Fund), the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

For bond fund redemptions by wire: For requests received by Vanguard before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

For an electronic bank transfer by Automatic Withdrawal Plan: Proceeds of redeemed shares will be credited to your bank account two business days after your trade date. (The trade date is two business days prior to the date you designated for the proceeds to be in your bank account.)

For an electronic bank transfer (other than an Automatic Withdrawal Plan redemption): A redemption request received by Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) will have a trade date of the same day, and a redemption request received after that time will have a trade date of the first business day following the date of receipt.

For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Good order. The required information on your redemption request must be accurate and complete. See Other Rules You Should Know--Good Order. The requirements vary among types of accounts and transactions.


Redemption Fees
The Fund charges a 2% fee on shares redeemed within two months of purchase by selling or by exchanging to another fund, or when Vanguard applies the low-balance account-closure policy.

The fee is withheld from redemption proceeds and is paid directly to the Fund to offset the cost of buying and selling securities. Shares held for two months or more are not subject to the 2% fee.

After redeeming shares that are exempt from redemption fees, shares you have held the longest will be redeemed first.

For Vanguard fund accounts (including participants in employer-sponsored defined contribution plans that are serviced by Vanguard Small Business Services), redemption fees will not apply to the following:

-Redemptions of shares purchased with reinvested dividend and capital gains distributions.

-Share transfers, rollovers, or re-registrations within the same fund.

-Conversions of shares from one share class to another in the same fund.

-Redemptions of shares to pay fund or account fees.

-Section 529 college savings plans.

-For a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as recordkeeper (except for Vanguard Small Business Services retirement plans).

-Distributions by shareholders age 701/2 or older from the following:

 -Traditional IRAs.

 -Inherited IRAs (traditional and Roth).

 -Rollover IRAs.

 -SEP-IRAs.

 -SIMPLE IRAs.

 -Section 403(b)(7) plans served by the Vanguard Small Business
  Services Department.

 -Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.

For participants in employer-sponsored defined contribution plans (other than those serviced by the Vanguard Small Business Services Department), in addition to the exclusions previously listed, redemption fees will not apply to the following:

-Exchanges of shares purchased with participant payroll or employer contributions.

-Distributions, loans, and in-service withdrawals from a plan.

-Redemptions or transfers of shares as part of a plan termination or at the direction of the plan.

-Direct rollovers into IRAs.

Redemption fees will apply to shares exchanged out of a fund within the fund's redemption-fee period into which fund the shares had previously been exchanged, rolled over, or transferred by a participant.

If Vanguard does not serve as recordkeeper for your plan, redemption fees may be applied differently. Please read that your recordkeeper's plan materials carefully to learn of any other rules or fees that may apply. Also see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees by intermediaries.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would disrupt the fund's operation or performance or that the shareholder may be engaged in frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limits for information about Vanguard's policies to limit frequent trading.


Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.


Address change. If you change your address online or by telephone, there may be a 15-day hold on online and telephone redemptions. Address-change confirmations are sent to both the old and new addresses.


Payment to a different person or address. At your request, we can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


No cancellations. Place your transaction requests carefully. Vanguard will not cancel any transaction request received by telephone or through Vanguard.com once it has been confirmed. In the case of written or automatic transaction requests, Vanguard will not cancel any transaction once it has been processed.


Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the SEC.


Exchanging Shares

An exchange occurs when the assets redeemed from one Vanguard fund are used to purchase shares in an open Vanguard fund. You can make exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail.

Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


Frequent-Trading Limits

Because excessive transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on frequent trading in the Vanguard funds. Each Vanguard fund (other than money market funds, short-term bond funds, and ETF Shares) limits an investor's purchases or exchanges into a fund account for 60 calendar days after the investor has redeemed or exchanged out of that fund account.

For Vanguard fund accounts (including participants in employer-sponsored defined contribution plans that are serviced by Vanguard Small Business Services), the policy does not apply to the following:

-Purchases of shares with reinvested dividend or capital gains distributions.

-Transactions through Vanguard's Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online/(R)/.

-Redemptions of shares to pay fund or account fees.

-Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard. (Transactions submitted by fax or wire are not mail transactions and are subject to the policy.)

-Transfers and re-registrations of shares within the same fund.

-Purchases of shares by asset transfer or direct rollover.

-Conversions of shares from one share class to another in the same fund.

-Checkwriting redemptions.

-Section 529 college savings plans.

-Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard's funds of funds are subject to the policy.)

For participants in employer-sponsored defined contribution plans that are not serviced by Vanguard Small Business Services, the frequent-trading policy does not apply to:

-Purchases of shares with participant payroll or employer contributions or loan repayments.

-Purchases of shares with reinvested dividend or capital gains distributions.

-Distributions, loans, and in-service withdrawals from a plan.

-Redemptions of shares as part of a plan termination or at the direction of the plan.

-Automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.

-Redemptions of shares to pay fund or account fees.

-Share or asset transfers or rollovers.

-Re-registrations of shares.

-Conversions of shares from one share class to another in the same fund.


Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients' accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client's accounts the 60-day policy previously described, prohibiting a client's purchases of fund shares, and/or eliminating the client's exchange privilege.


Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for their clients, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will seek to investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities in the Vanguard funds.

For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies.

For funds to which fees apply, intermediaries will be expected to assess purchase and redemption fees. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know


Vanguard.com/(R)/

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.


Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.


Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

-Authorization to act on the account (as the account owner or by legal documentation or other means).

-Account registration and address.

-Social Security or employer identification number.

-Fund name and account number, if applicable.

-Other information relating to the caller, the account holder, or the account.


Subject to revision. We reserve the right, at any time without prior notice, to revise, suspend, or terminate the ability for any or all shareholders to transact or communicate with Vanguard by telephone.


Good Order
We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

-The fund name and account number.

-The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

-Signatures of all registered owners.

-Signature guarantees, if required for the type of transaction.*

-Any supporting legal documentation that may be required.

The requirements vary among types of accounts and transactions.

*Call Vanguard for specific signature-guarantee requirements.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.


Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Buying Shares and Redeeming Shares. Vanguard reserves the right to return future-dated checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we send to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor.

Please see Frequent-Trading Limits--Accounts Held by Intermediaries for information about the assessment of redemption fees and monitoring of frequent trading for accounts held by intermediaries.


Low-Balance Accounts
The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor. No purchase or redemption fee will be imposed on share-class conversions.


Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, in the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.


Fund and Account Updates


Confirmation Statements
We will send (or provide online, whichever you prefer) a confirmation statement confirming your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmation statements reflecting only checkwriting redemptions or the reinvestment of dividends or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the confirmation statement.


Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar year. Promptly review each summary that we send to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary.


Tax Statements
For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. These statements can be viewed online.


Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax statements. These statements show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard FTSE All-World ex USA Index Fund twice a year, in June and December. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

-Performance assessments and comparisons with industry benchmarks.

-Reports from the advisor.

-Financial statements with detailed listings of the Fund's holdings.

Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one report when two or more shareholders have the same last name and address. You may request individual reports by contacting our Client Services Department in writing, by telephone, or by e-mail.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. These postings generally remain until replaced by new postings as previously described. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

Contacting Vanguard
-------------------------------------------------------------------------------
Web

Vanguard.com            For the most complete source of Vanguard news
24 hours a day, 7 days  For fund, account, and service information
a week                  For most account transactions
                        For literature requests
-------------------------------------------------------------------------------
Phone
-------------------------------------------------------------------------------
Vanguard                For automated fund and account information
Tele-Account/(R)        For exchange transactions (subject to limitations)
/800-662-6273           Toll-free, 24 hours a day, 7 days a week
(ON-BOARD)
-------------------------------------------------------------------------------
Investor Information    For fund and service information
800-662-7447 (SHIP)     For literature requests
(Text telephone at      Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
800-952-3335)           Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
-------------------------------------------------------------------------------
Client Services         For account information
800-662-2739 (CREW)     For most account transactions
(Text telephone at      Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
800-749-7273)           Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
-------------------------------------------------------------------------------
Institutional Division  For information and services for large institutional
888-809-8102            investors
                        Business hours only: Monday-Friday, 8:30 a.m. to 9 p.m.,
                        Eastern time
-------------------------------------------------------------------------------
Intermediary Sales      For information and services for financial
Support                 intermediaries including broker-dealers, trust
800-997-2798            institutions, insurance companies, and financial
                        advisors
                        Business hours only: Monday-Friday, 8:30 a.m. to 8 p.m.,
                        Eastern time
-------------------------------------------------------------------------------

Vanguard Addresses

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.


Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
----------------------------------------------------------------------
Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
----------------------------------------------------------------------
Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
----------------------------------------------------------------------



Fund Number
Please use the specific fund number when contacting us:



Vanguard FTSE All-World ex USA Index Fund (Institutional        xxx
Shares)
-------------------------------------------------------------------------------








Vanguard, Vanguard.com, Connect with Vanguard, Plain Talk, Vanguard Tele-Account, Tele-Account, Vanguard ETF, Vanguard Small Business Online, and the ship logo are trademarks of The Vanguard Group, Inc. "FTSE/(R)/" is a trademark jointly owned by the London Stock Exchange Plc and The Financial Times Limited and are used by FTSE International Limited under license. The FTSE All-World ex USA Index is calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. All other marks are the exclusive property of their respective owners.

ETF Shares

In addition to Institutional Shares, certain Vanguard funds offer a class of shares, known as Vanguard ETF(TM) Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Institutional Shares issued by one of these funds, you may convert those shares into ETF1 Shares of the same fund.


Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

Although ETF Shares represent an investment in the same portfolio of securities as Institutional Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to ETF Shares.

The following material summarizes key information about ETF Shares. A separate prospectus with more complete information about ETF Shares is also available. Investors should review that prospectus before deciding whether to convert.


Differences between ETF Shares and conventional mutual fund shares
Investor Shares and Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted.

An organized trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on the AMEX. Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings. The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.



















1 U.S. Pat. No. 6,879,964 B2.

Buying and Selling ETF Shares
Vanguard ETF Shares must be held in a brokerage account. Therefore, before acquiring ETF Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.

You buy and sell ETF Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares and receive less than NAV when you sell those shares.

If you own conventional shares (Investor Shares or Institutional Shares) of a Vanguard fund that issues ETF Shares, you can convert those shares into ETF Shares of equivalent value--but you cannot convert back. See "Conversion Privilege" for a discussion of the conversion process.

There is one other way to buy and sell ETF Shares. Investors can purchase and redeem ETF Shares directly from the issuing fund at NAV if they do so (1) through certain authorized broker-dealers, (2) in large blocks of 50,000 or 100,000 ETF Shares (depending on the fund), known as Creation Units, and (3) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares this way.


Risks
ETF Shares issued by a fund are subject to the same risks as conventional shares of the same fund. ETF Shares also are subject to the following risks:

-The market price of a fund's ETF Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying ETF Shares and you may receive less than NAV when selling them.

-ETF Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own ETF Shares, you must sell them on the open market. Although ETF Shares will be listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

-Trading of a fund's ETF Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Fees and Expenses
When you buy and sell ETF Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to ETF Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.

The estimated total annual operating expenses (the expense ratio) for the Fund's ETF Shares is 0.xx%.


Account Services
Because you hold ETF Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/ (Vanguard Brokerage). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of ETF Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose ETF Shares you own. You will receive certain services (e.g., dividend reinvestment and average-cost information) only if your broker offers those services.


Conversion Privilege
Owners of conventional shares (Investor Shares or Institutional Shares) issued by the Fund may convert those shares into ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted into shares of another class of the same Fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares into ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into ETF Shares, please contact your broker.

Converting conventional shares into ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer,

Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into ETF Shares of equivalent value, based on the respective net asset values of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the Depository Trust Company (DTC). The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage Services, all conventional shares for which you request conversion will be converted into ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into ETF Shares:

-The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

-The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.

-Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

-During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

-ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Country Risk. The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Index. An unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

International Stock Fund. A mutual fund that invests in the stocks of companies located outside the United States.

Investment Advisor. An organization that makes the day-to-day decisions regarding a fund's investments.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.

Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                          SHIP LOGO  VANGUARD(R)
                                                          Institutional Division
                                                                   P.O. Box 2900
                                                     Valley Forge, PA 19482-2900

CONNECT WITH VANGUARD/TM/ > www.vanguard.com



For More Information
If you would like more information about Vanguard FTSE All-World ex USA Index Fund, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an individual investor:
The Vanguard Group Investor Information Department
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 800-662-7447 (SHIP)
Text Telephone: 800-952-3335
If you are a client of Vanguard's Institutional Division:
The Vanguard Group
Institutional Investor Information Department
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 888-809-8102
Text Telephone: 800-952-3335

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739 (CREW)
Text Telephone: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-07443


(C) 2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Ixxx 032007

Vanguard/(R)/ FTSE All-World ex USA ETF


>  Prospectus

SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED DECEMBER 15, 2006

Exchange-traded fund shares that are not individually redeemable
February 28, 2007
                                                          SHIP LOGO  VANGUARD(R)

INFORMATION CONTAINED IN THIS PROSPECTUS IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT FOR VANGUARD FTSE ALL-WORLD EX USA ETF HAS BEEN
FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET
BECOME EFFECTIVE.
 SHARES OF VANGUARD FTSE ALL-WORLD EX USA ETF MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

This is the Fund's initial prospectus, so it contains no performance data.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


An Introduction to           1       Investment                            18
Vanguard ETF Shares                  Advisor
-------------------------------------------------------------------------------
Fund Profile                 3       Dividends, Capital Gains, and Taxes   19
-------------------------------------------------------------------------------
More on the Fund and ETF     7       Daily Pricing                         21
Shares
-------------------------------------------------------------------------------
The Fund and Vanguard       18       Glossary of Investment Terms          22
-------------------------------------------------------------------------------




A Note to Retail Investors
ETF Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming ETF Shares from the Fund and references to transaction fees imposed on purchases and redemptions--is not relevant to most individual investors.

An Introduction to Vanguard ETF(TM)Shares


What are ETF Shares?
Vanguard ETF Shares are an exchange-traded class of shares issued by certain Vanguard mutual funds. ETF Shares represent an interest in the portfolio of stocks held by the issuing fund. This prospectus describes FTSE All-World ex USA ETF Shares, a class of shares issued by Vanguard FTSE All-World ex USA Index Fund. In addition to ETF Shares, the Fund offers two conventional (not exchange-traded) classes of shares. This prospectus, however, relates only to ETF Shares.

How are ETF Shares different from conventional mutual fund shares? Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at a net asset value (NAV) typically calculated once a day. ETF Shares, by contrast, cannot be purchased from or redeemed with the issuing fund except by or through Authorized Participants (defined below), and then only for an in-kind basket of securities.

An organized trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on the American Stock Exchange (AMEX). Investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF Shares and on changes in the prices of the fund's portfolio holdings.

The market price of a fund's ETF Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility, the difference may become significant.


How do I buy and sell ETF Shares?
A fund issues and redeems ETF Shares only in bundles of 100,000 shares. These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company that has executed a Participant Agreement with the fund's Distributor. Vanguard will provide a list of Authorized Participants upon request. Because Creation Units can be purchased only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem ETF Shares directly with an issuing fund.

Investors who cannot afford to purchase a Creation Unit can acquire ETF Shares in one of two ways. If you own conventional shares of a fund that issues ETF Shares, you can, for a fee, convert those shares into ETF Shares of equivalent value. For more information about the conversion privilege, see "Conversion Privilege" under More on the Fund and ETF Shares. In addition, any investor may purchase ETF Shares on the secondary market through a broker. ETF Shares are publicly traded on the AMEX. To acquire ETF Shares through either means, you must have a brokerage account. For information about acquiring ETF Shares through conversion of conventional shares or through a secondary-market purchase, please contact your broker. If you want to sell ETF Shares, you must do so through your broker; ETF Shares cannot be converted back into conventional shares.

When you buy or sell ETF Shares on the secondary market, your broker will charge a commission. You will also incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. In addition, because secondary-market transactions occur at market prices, you may pay more than NAV when you buy ETF Shares, and receive less than NAV when you sell those shares.

Profile--Vanguard FTSE All-World ex USA ETF

The following profile summarizes key features of Vanguard FTSE All-World ex USA ETF Shares, an exchange-traded class of shares of Vanguard FTSE All-World ex USA Index Fund.


Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.


Primary Investment Strategies
The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the FTSE/(R)/ All-World ex USA Index, a free-float adjusted market capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2200 stocks of companies located in 48 countries, including both developed and emerging markets. As of October 31, 2006, the largest markets covered in the Index were the United Kingdom, Japan, France, Germany, and Switzerland (which made up 18%, 17%, 8%, 6%, and 5%, respectively, of the Index's market capitalization). The Fund will invest at least 90% of its assets in the stocks of the Index, and a representative sample of the remaining stocks. The Fund holds a range of securities that, in the aggregate, approximate the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. For additional information on the Fund's investment strategies, please see More on the Fund.


Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

-FTSE All-World ex USA ETF Shares are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

-FTSE All-World ex USA ETF Shares are subject to Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Country risk is especially high in emerging markets.

-FTSE All-World ex USA ETF Shares are subject to Emerging markets risk, which is the chance that the emerging markets will be substantially more volatile, and substantially less liquid, than the more developed foreign markets.

-FTSE All-World ex USA ETF Shares are subject to Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

-FTSE All-World ex USA ETF Shares are listed for trading on the AMEX and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex USA ETF typically will approximate its NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy FTSE All-World ex USA ETF Shares on the secondary market, and you may receive less than NAV when you sell those shares.

-Although FTSE All-World ex USA ETF Shares are listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

-Trading of FTSE All-World ex USA ETF Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if FTSE All-World ex USA ETF Shares are delisted from the AMEX, or if the activation of market-wide "circuit breakers" halts stock trading generally.


Performance/Risk Information
The ETF Shares began operations on February 28, 2007, so performance information is not yet available.


Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table, although such costs are reflected in investment performance figures.The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases:                                  None
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends:                       None
-------------------------------------------------------------------------------
Transaction Fee on Purchases:                                         Varies/1/
-------------------------------------------------------------------------------
Transaction Fee Imposed on Reinvested Dividends:                           None
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses:                                                      0.xx%
-------------------------------------------------------------------------------
12b-1 Distribution Fee:                                                    None
-------------------------------------------------------------------------------
Other Expenses:                                                           0.xx%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses:                                     0.25%
-------------------------------------------------------------------------------
1 An investor purchasing or redeeming Creation Units of FTSE All-World ex USA
  ETF Shares will pay to the issuing Fund a transaction fee of $1,000. An additional fee will be charged on the cash portion of any creation (purchase) or redemption transaction. Please see pages 11 and 12 for additional information. The Fund reserves the right to exempt investors providing seed capital from the purchase transaction fee. An investor buying or selling FTSE All-World ex USA ETF Shares on the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into FTSE All-World ex USA ETF Shares will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.



The following example is intended to help retail investors compare the cost of investing in FTSE All-World ex USA ETF Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE All-World ex USA ETF Shares. This example assumes that FTSE All-World ex USA ETF Shares provide a return of 5% a year and that operating expenses match our estimates. This example does not include the brokerage commissions that retail investors will pay to buy and sell FTSE All-World ex USA ETF Shares. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.


  1 Year     3 Years
--------------------
     $xx       $xx
--------------------


The value of a FTSE All-World ex USA ETF Creation Unit as of the date of this prospectus, was approximately $x million. Assuming an investment of $x million, payment of the standard $1,000 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and operating expenses that match our estimates, the total costs of holding a FTSE All-World ex USA ETF Creation

Unit would be $. if the Creation Unit were redeemed after one year and $. if redeemed after three years.


This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.



Additional Information
-------------------------------------------------------------------------------
Investment Advisor                    The Vanguard Group, Inc., Valley Forge,
                                      Pa., since inception
-------------------------------------------------------------------------------
Dividends and Capital Gains           Dividends are distributed quarterly in
                                      March, June, September, and December;
                                      capital gains, if any, are distributed in
                                      December.
-------------------------------------------------------------------------------
Inception Date                        February 28, 2007
-------------------------------------------------------------------------------
Number of FTSE All-World ex USA ETF   100,000
Shares in a Creation Unit
-------------------------------------------------------------------------------
Vanguard Fund Number                  xxx
-------------------------------------------------------------------------------
CUSIP Number                          xxx
-------------------------------------------------------------------------------
AMEX Trading Symbol                   xxx
-------------------------------------------------------------------------------

More on the Fund and ETF Shares

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.


Market Exposure
The Fund invests mainly in common stocks of companies located in developed and emerging countries around the world.

--------------------------------------------------------------------------------
 Plain Talk About International Investing

 U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
--------------------------------------------------------------------------------



FLAG
FTSE All-World ex USA ETF Shares are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stock markets can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

To illustrate the volatility of international stock prices, the following table shows the best, worst, and average annual total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

International Stock Market Returns
(1970-2006)
                    1 Year   5 Years  10 Years  20 Years
----------------------------------------------------------
Best                  69.4%    36.1%     22.0%     15.5%
----------------------------------------------------------
Worst                -23.4     -2.9       4.0       9.7
----------------------------------------------------------
Average               xx.x     xx.x      xx.x      xx.x
----------------------------------------------------------



The table covers all of the 1-, 5-, 10-, and 20-year periods from 1970 through 2006. These average returns reflect past performance of international stocks; you should not regard them as an indication of future performance from either foreign markets as a whole or the Fund in particular.

Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific developed markets collectively, the returns in the preceding table do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as for the U.S. market for comparison--from 1997 through 2006, as measured by their respective indexes.

Returns for Various Stock Markets/1/
                                           European                 Pacific                 Emerging                      U.S.
                                             Market                  Market                  Markets                    Market
------------------------------------------------------------------------------------------------------------------------------
1997                                          23.80%                 -25.87%                 -16.36%                    33.36%
------------------------------------------------------------------------------------------------------------------------------
1998                                          28.53                    2.72                  -18.39                     28.58
------------------------------------------------------------------------------------------------------------------------------
1999                                          15.89                   56.65                   60.88                     21.04
------------------------------------------------------------------------------------------------------------------------------
2000                                          -8.39                  -25.78                  -27.94                     -9.10
------------------------------------------------------------------------------------------------------------------------------
2001                                         -19.90                  -25.40                   -2.80                    -11.89
------------------------------------------------------------------------------------------------------------------------------
2002                                         -18.38                   -9.29                   -7.04                    -22.10
------------------------------------------------------------------------------------------------------------------------------
2003                                          38.54                   38.48                   58.81                     28.68
------------------------------------------------------------------------------------------------------------------------------
2004                                          20.88                   18.98                   26.68                     10.88
------------------------------------------------------------------------------------------------------------------------------
2005                                           9.42                   22.64                   32.85                      4.91
------------------------------------------------------------------------------------------------------------------------------
2006                                           x.xx                    x.xx                    x.xx                      x.xx
------------------------------------------------------------------------------------------------------------------------------
1 European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the MSCI Emerging Markets Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.

Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future performance from the indexes, or from the Fund in particular.


FLAG
The Fund is subject to country risk and currency risk. Country risk is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.


Security Selection
The Fund attempts to track the investment performance of a benchmark index consisting of common stocks of companies located in developed and emerging countries around the world. The Fund's investment in the Index will be within the capitalization range of the companies included in the FTSE All-World ex USA Index ($xx billion to $xxx billion as of Month dd, 2006). In the future, the Index's market capitalization range may be higher or lower, and the Fund's investments may track a different index. Such changes may occur at any time and without notice to Fund shareholders.


Indexing Strategy. The Fund uses the sampling method of indexing, meaning that the Fund's advisor, using sophisticated computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks.


The FTSE All-World ex USA Index. The FTSE All-World ex USA Index is maintained by FTSE Group (FTSE), a widely known global index provider that currently manages and calculates more than 60,000 indexes daily.


Cash Management
Vanguard may invest the Fund's daily cash balance in one or more Vanguard CMT Funds, which are very low-cost money market funds. The Fund is permitted to invest in the CMT Funds under the terms of an exemption granted by the Securities and Exchange Commission (SEC). When investing in a Vanguard CMT Fund, the Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Special Risks of Exchange-Traded Shares


FLAG
ETF Shares are not individually redeemable. They can be redeemed with the issuing Fund at NAV only in large blocks known as Creation Units. You would incur brokerage costs in purchasing enough ETF Shares to constitute a Creation Unit.

FLAG
The market price of ETF Shares may differ from net asset value. ETF Shares are listed for trading on the AMEX and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when you buy ETF Shares on the secondary market, and you may receive less than NAV when you sell those shares.


The market price of ETF Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market- makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that ETF Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest, when the price of ETF Shares is falling fastest--and this may be the time that you most want to sell ETF Shares.


FLAG
An active trading market may not exist. Although ETF Shares are listed on the AMEX, it is possible that an active trading market may not be maintained.


FLAG
Trading may be halted. Trading of ETF Shares on the AMEX will be halted whenever trading in equity securities generally is halted by the activation of marketwide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of ETF Shares also will be halted if (1) the shares are delisted from the AMEX without first being listed on another exchange, or (2) AMEX officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.


Note: If trading of ETF Shares on the AMEX is halted, eligible investors (see the following section) will still be able to purchase Creation Units of ETF Shares directly from an issuing Fund and redeem such units with the Fund.


Purchasing ETF Shares From an Issuing Fund
You can purchase ETF Shares from an issuing Fund if you meet the following criteria and comply with the following procedures:

-Eligible Investors. To purchase ETF Shares from the Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Fund's Distributor. Most Authorized Participants are expected to be brokerage firms.

-Creation Units. You must purchase VIPER Shares in large blocks known as "Creation Units." The number of VIPER Shares in a Creation Unit is 100,000 and will not change over time, except in the event that the Fund splits or revalues its shares. The Fund will not issue fractional Creation Units.

-In-Kind Creation Basket. To purchase ETF Shares directly from the Fund, you must tender to the Fund a basket of securities. Each business day, prior to the opening of trading on the AMEX, the Fund's advisor will make available, on the National Securities Clearing Corporation (NSCC) bulletin board, a list identifying the name and number of shares of each security to be included in that day's creation basket. The Fund reserves the right to accept a nonconforming creation basket. A portion of the Fund's creation basket may include American Depository Receipts (ADRs).

-Cash Purchases. The Fund reserves the right to require cash rather than in-kind securities in certain markets. As of the date of this prospectus, cash will be required for securities traded in Brazil, Chile, India, Malaysia, South Korea, and Taiwan.

-Balancing Amount. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's advisor will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the "Cash Component."

-Placement of Purchase Orders. All purchase orders must be placed with Vanguard by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by the DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee. A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

-Transaction Fee on Purchase of Creation Units. The Fund imposes a transaction fee in the amount of $1,000 on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. Thus, for example, whether an investor purchases one, two, or ten Creation Units of FTSE All-World ex USA ETF Shares, the transaction fee would be $1,000. For an investor purchasing Creation Units through the manual DTC clearing process, the maximum transaction fee would be $x,000. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.


Redeeming ETF Shares With an Issuing Fund
The redemption process is essentially the reverse of the purchase process.

-Eligible Investors. To redeem ETF Shares with a Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant.

-Creation Units. To redeem ETF Shares with a Fund, you must tender the shares in Creation Unit-size blocks.

-In-Kind Redemption Proceeds. Redemption proceeds will be paid in kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available on the NSCC bulletin board. Please note, the Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

-Balancing Amount. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee.

-Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by Vanguard prior to the close of regular trading on the New York Stock Exchange on that date, and if all other procedures set forth in the Participation Agreement are followed.

-Transaction Fee on Redemption of Creation Units. The Fund imposes a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.


Purchasing and Selling Vanguard ETF Shares on the Secondary Market
You can buy and sell Vanguard ETF Shares on the secondary market in the same way you buy and sell any other exchange-traded security--through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell Vanguard ETF Shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of ETF Shares you must buy.


Conversion Privilege
Owners of conventional shares (Investor Shares or Institutional Shares) issued by Vanguard FTSE All-World ex USA Index Fund may convert those shares into ETF Shares of equivalent value of the same fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into ETF Shares. Vanguard imposes a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. Your broker may charge an additional fee to process a conversion. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted into shares of another class of the same Fund.

Unless you are an Authorized Participant, you must hold ETF Shares in a brokerage account. Thus, before converting conventional shares into ETF Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into ETF Shares, please contact your broker.

Converting conventional shares into ETF Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into ETF Shares of equivalent value, based on the respective net asset values of the two share classes.

Your Fund's transfer agent will reflect ownership of all ETF Shares in the name of the DTC. The DTC will keep track of which ETF Shares belong to your broker, and your broker, in turn, will keep track of which ETF Shares belong to you.

Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (1) credit your account with 0.750 ETF Shares rather than 2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

If you convert your conventional shares to ETF Shares through Vanguard Brokerage Services (Vanguard Brokerage), all conventional shares for which you request conversion will be converted into ETF Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. Vanguard Brokerage does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into ETF Shares:

-The conversion transaction is nontaxable except, as applicable, to the limited extent as previously described.

-The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.

-Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

-During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your ETF Shares.

-ETF Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.


Frequent Trading and Market-Timing
Unlike frequent trading of a Vanguard fund's conventional (i.e., not exchange-traded) classes of shares, frequent trading of ETF Shares does not disrupt portfolio management, increase the fund's trading costs, lead to realization of capital gains, or otherwise harm fund shareholders. The vast majority of trading in ETF Shares occurs on the secondary market. Because these trades do not involve the issuing fund directly, they do not harm the fund or its shareholders. A few institutional investors are authorized to purchase and redeem ETF Shares directly with the issuing fund. Because these trades are effected in-kind (i.e., for securities and not for cash), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the issuing fund imposes transaction fees on in-kind purchases and redemptions of ETF Shares to cover the custodial and other costs incurred by the fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the fund's trading costs increase in those circumstances. For these reasons, the board of trustees of each fund that issues ETF Shares has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing of ETF Shares.


Portfolio Holdings
We generally post on our website at www.vanguard.com, in the Holdings section of the Fund's Profile page, a detailed list of the securities held by the Fund (under Portfolio Holdings), as of the most recent calendar-quarter-end. This list is generally updated within 30 days after the end of each calendar quarter. Vanguard may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund. We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund's total assets that each of these holdings represents, as of the most recent calendar-quarter-end. This list is generally updated within 15 calendar days after the end of each calendar quarter. These postings generally remain until replaced by new postings as previously described. Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.


Precautionary Notes
A precautionary note to retail investors: The DTC or its nominee will be the registered owner of all outstanding ETF Shares. Your ownership of ETF Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of ETF Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose ETF Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A precautionary note to purchasers of Creation Units: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.

Because new ETF Shares may be issued on an ongoing basis, a "distribution" of ETF Shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent ETF Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new ETF Shares with an active selling effort involving solicitation of secondary-market demand for ETF Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with ETF Shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A precautionary note to investment companies: For purposes of the Investment Company Act of 1940, ETF Shares are issued by registered investment companies, and the acquisition of Vanguard ETF Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act, except as provided by an exemption granted by the SEC that permits registered investment companies to invest beyond the limits of Section 12(d)(1) in a Vanguard fund that issues ETF Shares.

A note on unusual circumstances: Vanguard reserves the right to reject any purchase request at any time, for any reason, and without notice. Vanguard funds can stop selling shares or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.


Other Investment Policies and Risks
Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective. The Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, if the Fund's agreement with the sponsor of its target index is terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same market segment as the current index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on a traditional security (such as a stock or bond), an asset (such as commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns. The Fund may enter into forward foreign currency exchange contracts, which are types of derivative contracts, in order to maintain the same currency exposure as the Index. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings. The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Fund is generally managed without regard to tax ramifications.


Turnover Rate
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held.

--------------------------------------------------------------------------------
 Plain Talk About Turnover Rate
 Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs, which are not included in the fund's expense ratio, could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.
--------------------------------------------------------------------------------

The Fund and Vanguard

The Fund is a member of The Vanguard Group, a family of 36 investment companies with more than 140 funds holding assets in excess of $1 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 Plain Talk About Vanguard's Unique Corporate Structure

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Fund through its Quantitative Equity Group. As of October 31, 2006, Vanguard served as advisor for approximately $xxx billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

George U. Sauter is Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

--------------------------------------------------------------------------------
 Plain Talk About The Fund's Portfolio Manager

 The manager primarily responsible for the day-to-day management of the Fund is:

 Duane F. Kelly, Principal of Vanguard. He has been with Vanguard since 1989 and has managed the Fund since its inception. Education: B.S., LaSalle University.
--------------------------------------------------------------------------------



The Statement of Additional Information provides information about the portfolio manager's compensation, other accounts under management, and ownership of securities in the Fund.


Dividends, Capital Gains, and Taxes


Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings. Income dividends generally are distributed quarterly in March, June, September, and December; capital gains distributions generally occur annually in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
 Plain Talk About Distributions

 As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------



Dividend Reinvestment Service
Brokers may make available to their customers who own ETF Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional ETF Shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.


Basic Tax Points
Investors in taxable accounts should be aware of the following basic tax points:

-Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional ETF Shares.

-Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.

-Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income," if any, distributed by the Fund.

-Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

-Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned ETF Shares.

-A sale of ETF Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

-Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of ETF Shares, may be subject to state and local income taxes.

-The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax advisor or IRS publications for more information.

Note: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

Daily Pricing

The net asset value, or NAV, of the Fund's ETF Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class.

Remember: If you buy or sell ETF Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your ETF Shares in Creation Unit blocks, or if you convert your conventional fund shares into ETF Shares.

Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the underlying mutual funds (in the case of conventional share classes) or the market value of the shares (in the case of exchange traded fund shares, such as ETF Shares).

When reliable market quotations are not readily available, securities are priced at their fair value (the amount that the owner might reasonably expect to receive upon the current sale of a security). A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Although rare, this could happen, for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or if a security does not trade during the course of a day, and (2) the fund holds enough of the security that its price could affect the fund's NAV.

Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

Vanguard's website will show the previous day's closing NAV and closing market price for the Fund's ETF Shares. The previous day's closing market price also will be published in the business section of most major newspapers in the listing of securities traded on the AMEX.


Vanguard, Vanguard.com, Connect with Vanguard, Plain Talk, Vanguard Tele-Account, Tele-Account, Vanguard ETF, Vanguard Small Business Online, and the ship logo are trademarks of The Vanguard Group, Inc. "FTSE/(R)/" is a trademark jointly owned by the London Stock Exchange Plc and The Financial Times Limited and are used by FTSE International Limited under license. The FTSE All-World ex USA Index is calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. All other marks are the exclusive property of their respective owners.

Glossary of Investment Terms

Active Management. An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

Common Stock. A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

Country Risk. The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

Currency Risk. The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.

Index. An unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.

International Stock Fund. A mutual fund that invests in the stocks of companies located outside the United States.

Investment Advisor. An organization that makes the day-to-day decisions regarding a fund's investments.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

Net Asset Value (NAV). The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

Passive Management. A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a specified market benchmark or "index"; also known as indexing.

Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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                                                          SHIP LOGO  VANGUARD(R)
                                                                   P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

CONNECT WITH VANGUARD/TM/ > www.vanguard.com

For More Information
If you would like more information about Vanguard FTSE All-World ex USA ETF Shares, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)
The SAI for the issuing Fund provides more detailed information about the Fund's ETF Shares.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about ETF Shares, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Institutional Investor Information
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 866-499-8473
Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Fund are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act file number: 811-07443
(C) 2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

Pxxx 032007

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. Shares of Vanguard FTSE All-World ex USA Index Fund may not be sold, nor may offers to buy be accepted, prior to the time the Registration Statement becomes effective. This communication shall not constitute an offer to sell or solicitation of an offer to buy, nor shall there be any sale of these securities in a state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of the state.

                                     PART B

                 VANGUARD/(R)/ INTERNATIONAL EQUITY INDEX FUNDS
                                  (THE TRUST)


                      STATEMENT OF ADDITIONAL INFORMATION


                               FEBRUARY 28, 2007


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' current prospectuses (dated February 28, 2007). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT:
                                  800-662-7447


                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUST..............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-16
SHARE PRICE...........................................................B-17
PURCHASE AND REDEMPTION OF SHARES.....................................B-18
MANAGEMENT OF THE FUNDS...............................................B-20
INVESTMENT ADVISORY SERVICES..........................................B-31
PORTFOLIO TRANSACTIONS................................................B-33
PROXY VOTING GUIDELINES...............................................B-33
INFORMATION ABOUT THE ETF SHARE CLASS.................................B-38
FINANCIAL STATEMENTS..................................................B-55
LEGAL DISCLAIMER......................................................B-55

                            DESCRIPTION OF THE TRUST


ORGANIZATION

Vanguard International Equity Index Funds (the Trust) was organized as a Maryland corporation in 1989, and was reorganized as a Delaware statutory trust in July 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard International Equity Index Fund, Inc. The Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following funds and classes of shares:




                                             SHARE CLASSES/1/
                                             -------------

     FUND/2/                                Investor       Admiral      Institutional       Signal        ETF
     ----                                   --------       -------      -------------       ------        ---
     Vanguard European Stock Index Fund        Yes           Yes             Yes             Yes          Yes
     Vanguard Pacific Stock Index Fund         Yes           Yes             Yes             Yes          Yes
     Vanguard Emerging Markets Stock Index     Yes           Yes             Yes             Yes          Yes
     Fund
     Vanguard FTSE All-World ex USA Index      Yes            No             Yes              No          Yes
     Fund

     1 Individually, a class, collectively, the classes.
     2 Individually, a Fund; collectively, the Funds.



 The Trust has the ability to offer additional funds, which in turn may issue classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

 Each Fund described in this Statement of Additional Information is a member fund. There are two types of Vanguard funds, member funds and non-member funds. Member funds jointly own The Vanguard Group, Inc. (Vanguard), contribute to Vanguard's capital, and receive services at cost from Vanguard pursuant to a Funds' Service Agreement. Non-member funds do not contribute to Vanguard's capital, but they do receive services pursuant to special services agreements. See "Management of the Funds" for more information.

SERVICE PROVIDERS

 CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.

 TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.

CHARACTERISTICS OF THE FUNDS' SHARES

 RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or a share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

 SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

 DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

 VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) a shareholder vote is required under the 1940 Act; (2) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (3) the trustees determine that it is necessary or desirable to obtain a shareholder vote; or (4) a certain type of merger or consolidation, share conversion, share exchange, or sale of assets is proposed. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

 LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

 PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

 CONVERSION RIGHTS. Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. For additional information about the conversion rights applicable to ETF Shares, please see "Information About the ETF Share Class."

 REDEMPTION PROVISIONS. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.

 SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

 CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

 Each Fund may invest in passive foreign investment companies (PFICs). A foreign company is a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of a PFIC will be deemed ordinary income regardless of how long the Fund held it. Also, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, whether or not they are distributed to shareholders. To avoid such tax and interest, the Fund may elect to treat PFICs as sold on the last day of the Fund's fiscal year and mark to market the gains (or losses, to the extent of previously recognized gains) and recognize ordinary income each year. Distributions from the Fund that are attributable to PFICs are characterized as ordinary income.

                              INVESTMENT POLICIES

Some of the investment policies described below and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

 The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment objective and policies.

 80% POLICY. Under normal circumstances, the European Stock Index, Pacific Stock Index, Emerging Markets Stock Index, and FTSE All-World ex USA Index Funds will invest at least 80% of their assets in the types of stocks connoted by their respective names. In applying these 80% policies, assets will include net assets and borrowings for investment purposes.


 BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff, or any other regulatory authority having jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

 Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

 The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage-dollar-roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction; or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.

 COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

 CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

 The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and are generally subject to a high degree of credit risk.

 While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

 DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

 Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

 For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.


 DERIVATIVES. A derivative is a financial instrument that has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. There is no assurance that any derivatives strategy used by a fund's advisor will succeed. The counterparties to the funds' derivatives will not be considered the issuers thereof for certain purposes of the 1940 Act and the IRC, although such derivatives may qualify as securities or investments under such laws. The funds' advisors, however, will monitor the funds' credit risk exposure to derivative counterparties to prevent excess concentration to any one counterparty.


 Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

 The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

 Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

 Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 EXCHANGE-TRADED FUNDS. A fund may purchase shares of exchange-traded funds
(ETFs), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

 Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

 An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


 Vanguard ETF(TM) * Shares are exchange-traded shares that represent an interest in an investment portfolio held by Vanguard index funds. Any Vanguard fund that issues ETF Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the fund. A repurchase might be advantageous, for example, because the ETF Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the fund to more closely track its index than alternative investments, or some combination of the three. A Vanguard fund that repurchases its ETF Shares also may lend those shares to qualified institutional borrowers as part of the fund's securities lending activities. A fund's investments in Vanguard ETF Shares are also generally subject to the descriptions, limitations, and risks described under the heading "Other Investment Companies, " except as provided by an exemption granted by the SEC that permits registered investment companies to invest in a Vanguard fund that issues ETF Shares beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions.


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* U.S. Pat. No. 6,879,964 B2.


 FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.

 Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an advisor will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of the fund's foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

 The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments.

 FOREIGN SECURITIES -- EMERGING MARKET RISK. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

 FOREIGN SECURITIES -- FOREIGN CURRENCY TRANSACTIONS. The value in U.S. dollars of a fund's non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. In an index fund, the intent is to maintain exposure to foreign currencies to the same extent that the fund's assets are held in securities denominated in those currencies. A fund may enter into foreign currency contracts when it trades foreign stocks in order to avoid any gain or loss on the currency during the settlement period. A fund also may enter into foreign currency transactions to provide the appropriate currency exposure to offset an amount related to an open futures contract. A fund will not speculate in foreign currency exchange.

 Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

 A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and "cross-hedge" transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

 A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

 The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

 FOREIGN SECURITIES -- FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."


 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.


 The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

 A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 Each fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission, under which a mutual fund is conditionally excluded from the definition of the term "commodity pool operator." A fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

 FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

 A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. Treasury futures are generally not subject to such daily limits.

 A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

 A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

 INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirement that: (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction; (2) no equity, taxable bond, or money market fund may loan funds if the loan would cause its aggregate outstanding loans through the program to exceed 5%, 7.5%, or 10%, respectively, of its net assets at the time of the loan; and (3) a fund's interfund loans to any one fund shall not exceed 5% of the lending fund's net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


 OPTIONS. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


 The buyer (or holder) of an option is said to be "long" the option, while the seller (or writer) of an option is said to be "short" the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 If a trading market in particular options were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

 A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. The 1940 Act provides an exemption from these restrictions for a fund of funds where the acquiring fund and any acquired funds are part of the same group of investment companies and comply with various conditions set forth in the Act. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

 PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

 REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited except to the extent required by law.

 The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

 RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as:
(1) repurchase agreements maturing in more than seven days; (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) participation interests in loans; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the 1933 Act); and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers, and dealers that trade in the security, and the availability of information about the security's issuer.

 REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor.

 SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.

 The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect of which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent.


 SWAP AGREEMENTS. A swap agreement is a derivative. A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.


 Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.

 An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

 The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

 Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transactions may be subject to a fund's limitation on investments in illiquid securities.

 Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

 Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the fund. If the advisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

 The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

 The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

 In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

 A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

 TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

 TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

 TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

 WARRANTS. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

 WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

 INVESTMENT POLICY RELATING TO THE SALE OF INVESTOR SHARES OF THE FUND IN JAPAN. Each Fund may borrow (as defined under Japanese law and the rules of the Japanese Securities Dealers Association) money for temporary or emergency purposes only in an amount not to exceed 10% of the Fund's net assets.

                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.

 ASSESSABLE SECURITIES. Each Fund may not invest in assessable securities or securities involving unlimited liability on the part of the holders thereof.

 BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. Each Fund may borrow money through banks or Vanguard's interfund lending Each Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

 COMMODITIES. Each Fund may not invest in commodities, except that it may invest in stock futures contracts, stock options, and options on stock futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

 DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not:
(1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the U.S. government or its agencies, or instrumentalities. Additionally, each Fund will limit the aggregate value of holdings of a single issuer (other than U.S. government securities as defined in the IRC) to a maximum of 25% of the Fund's total assets as of the end of each quarter of the taxable year.

 ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

 INDUSTRY CONCENTRATION. Each Fund will not invest more than 25% of its total assets in any one industry except as necessary to approximate the composition of its target index.

 INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

 LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

 MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

 OIL, GAS, MINERALS. Each Fund may not invest in interests in oil, gas, or other mineral exploration or development programs.

 PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

 REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

 SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

 UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the1933 Act, in connection with the purchase and sale of portfolio securities.

 None of these limitations prevents a Fund from having an ownership interest in Vanguard. As part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

 Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                                  SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

                       PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus. The NAV per share is calculated as of the close of regular trading on the Exchange on each day the Exchange is open for business. A purchase order received before the close of regular trading on the Exchange will be executed at the NAV computed on the date of receipt; a purchase order received after the close of regular trading on the Exchange will be executed at the NAV computed on the first business day following the date of receipt.

 The European Stock Index and Pacific Stock Index Funds do not charge purchase fees. The Emerging Markets Stock Index Fund charges a 0.5% purchase fee. The purchase fee is paid to the Fund to reimburse it for the transaction costs incurred from purchasing securities. The fee is deducted from all purchases, including exchanges from other Vanguard funds, but not from reinvested dividends and capital gains.

REDEMPTION OF SHARES (OTHER THAN ETF SHARES)

The redemption price of shares of each Fund is the NAV next determined after the redemption request is received in good order, as defined in the Fund's prospectus. A redemption order received before the close of regular trading on the Exchange will be executed at the NAV computed on the date of receipt; a redemption order received after the close of regular trading on the Exchange will be executed at the NAV computed on the next day that the Exchange is open.

 Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit.

 Each Fund has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

 If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of each Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

 There is a 0.5% redemption fee charged for redemptions from the Emerging Markets Index Fund. For the European Stock Index and Pacific Stock Index Funds, each Fund charges a redemption fee of 2% for shares held for less than two months. The redemption fee is paid to the Fund to reimburse the Fund for transaction costs it incurs while liquidating securities in order to meet fund redemptions.

 The fee, which does not apply to any shares purchased though reinvested dividends or capital gains distributions, is withheld from redemption proceeds and retained by the Fund. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.

 After redeeming shares that are exempt from redemption fees, shares you have held the longest will be redeemed first.

 Redemption fees do not apply to the following:

- Redemptions of shares purchased with reinvested dividend and capital gains distributions (not applicable to Vanguard Emerging Markets Stock Index Fund).
- Share transfers, rollovers, or re-registrations within the same fund.
- Conversions of shares from one share class to another in the same fund.
- Redemptions of shares to pay fund or account fees.
- Section 529 college savings plans.
- Distributions by shareholders age 701/2 or older from the following (not applicable to Vanguard Emerging Markets Stock Index Fund):

-  Traditional IRAs.
-  Inherited IRAs (traditional and Roth).
-  Rollover IRAs.
-  SEP-IRAs.
- Section 403(b)(7) plans served by the Vanguard Small Business Services Department.
-  SIMPLE IRAs.
- Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.
- For a one-year period, shares rolled over to an IRA held at Vanguard from a retirement plan for which Vanguard serves as recordkeeper (except for Vanguard Small Business Services retirement plans).

 For participants in employer-sponsored defined contribution plans (other than those served by the Vanguard Small Business Services Department), redemption fees will apply to shares exchanged out of a fund into which they had been exchanged, rolled over, or transferred by a participant within the fund's redemption-fee period.

 In addition to the exclusions previously listed, redemption fees will not apply to:

- Exchanges of shares purchased with participant payroll or employer contributions.
- Distributions, loans, and in-service withdrawals from a plan.
- Direct rollovers into IRAs.
- Redemptions or transfers of shares as part of a plan termination or at the direction of the plan.

 If Vanguard does not serve as recordkeeper for a plan, redemption fees may be applied differently.





RIGHT TO CHANGE POLICIES


Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services when Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners or when we reasonably believe a fraudulent transaction may occur or has occurred; (4) alter, impose, discontinue, or waive any redemption fee, low-balance account fee, account maintenance fee, or other fees charged to a group of shareholders; and (5) redeem an account, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS

Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the Fund's NAV next determined after the order is received by the Authorized Agent.

 When intermediaries establish accounts in Vanguard funds for their clients, we cannot always monitor the trading activity of individual clients. However, we review trading activity at the omnibus level, and if we detect suspicious activity, we will seek to investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary or by certain of the intermediary's clients. Intermediaries may also monitor their clients' trading activities in the Vanguard funds.

 For those Vanguard funds that charge purchase or redemption fees, intermediaries will be asked to assess purchase and redemption fees on shareholder and participant accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading policies may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading policies. If you invest with Vanguard through an intermediary, please read that firm's materials carefully to learn of any other rules or fees that may apply.

                            MANAGEMENT OF THE FUNDS

VANGUARD

Each Fund is part of the Vanguard group of investment companies, which consists of more than 140 funds. Through their jointly-owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

 Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.

 The funds' officers are also officers and employees of Vanguard.

 Vanguard, Vanguard Marketing Corporation, the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds. The Codes also limit the ability of Vanguard employees to engage in short-term trading of Vanguard funds.


 Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of October 31, 2006, the Funds had contributed $xxx,000 to Vanguard, which represented x.xx% of each Fund's net assets and was x.xx% of Vanguard's capitalization.


 MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

 DISTRIBUTION. Vanguard Marketing Corporation (VMC), a wholly-owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds' shares. VMC performs marketing and distribution activities at cost in accordance with the terms and conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. Under the terms of the SEC order, the funds' trustees review and approve the marketing and distribution expenses incurred on their behalf, including the nature and cost of the activities and the desirability of each fund's continued participation in the joint arrangement.


 To ensure that each fund's participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC's marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund's aggregate October 31, 2006, none of the Vanguard funds' allocated share of VMC's marketing and distribution expenses was greater than 0.02% of the fund's average month-end net assets. Each fund's contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.

 VMC's principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities that VMC undertakes on behalf of the funds may include, but are not limited to:

- Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy;
- Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy;
- Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy;
- Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services;
- Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process;
- Providing promotional discounts, commission-free trading, fee waivers, and other benefits to clients of Vanguard Brokerage Services/(R)/ who maintain qualifying investments in the funds; and
- Sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations.

 VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC's cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers. VMC's arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC does not participate in the offshore arrangement Vanguard has established for qualifying Vanguard funds to be distributed in certain foreign countries on a private-placement basis to government-sponsored and other institutional investors through a third-party "asesor de inversiones" (investment advisor), which includes incentive-based remuneration.

 In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives): (1) promotional items of nominal value that display Vanguard's logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment which is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.

 VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC policy also prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC's marketing and distribution activities are primarily intended to result in the sale of the funds' shares, and as such its activities, including shared marketing and distribution activities, may influence participating financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities or relationships may influence a financial service provider's (or its representatives') decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.

 The following table describes the expenses of Vanguard and VMC that are shared by the funds on an at-cost basis under the terms of two SEC exemptive orders. Amounts captioned "Management and Administrative Expenses" include a fund's allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the funds. Amounts captioned "Marketing and Distribution Expenses" include a fund's allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.


 As is the case with all mutual funds, transaction costs incurred by the Funds for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended October 31, 2004, 2005, and 2006, and are presented as a percentage of each Fund's average month-end net assets.





                      ANNUAL SHARED FUND OPERATING EXPENSES
                   (SHARED EXPENSES DEDUCTED FROM FUND ASSETS)
                   -------------------------------------------
                        FISCAL YEAR ENDED   FISCAL YEAR ENDED   FISCAL YEAR ENDED
                               10/31/2004          10/31/2005          10/31/2006
FUND
----                           ----------          ----------          ----------
EUROPEAN STOCK INDEX FUND
Management and
Administrative Expenses:            0.18%               0.20%                 XX%
Marketing and
Distribution Expenses:               .01                 .02                  XX
PACIFIC STOCK INDEX FUND
Management and
Administrative Expenses:            0.25%               0.23%                 XX%
Marketing and
Distribution Expenses:               .02                 .02                  XX
EMERGING MARKETS STOCK INDEX FUND
Management and
Administrative Expenses:            0.22%               0.25%                 XX%
Marketing and
Distribution Expenses:               .01                 .02                  XX





OFFICERS AND TRUSTEES


Each Fund is governed by the board of trustees to the Trust and a single set of officers. The officers manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds; select investment advisors; monitor fund operations, performance, and costs; nominate and select new trustees; and elect fund officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of Vanguard.


 The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.



                                              VANGUARD            PRINCIPAL OCCUPATION(S) AND
                         POSITION(S)          FUNDS' TRUSTEE/     OUTSIDE DIRECTORSHIPS                     NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------
INTERESTED TRUSTEE
John J. Brennan*         Chairman of the      May 1987            Chairman of the Board, Chief                                  146
(1954)                   Board, Chief                             Executive Officer, and Director
                         Executive Officer,                       (Trustee) of Vanguard, and of each of
                         and Trustee                              the investment companies served by
                                                                  Vanguard.



-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee              January 2001        Applecore Partners (pro bono ventures in                      146
(1937)                                                            education); Senior Advisor to Greenwich
                                                                  Associates (international business strategy
                                                                  consulting); Successor Trustee of Yale
                                                                  University; Overseer of the Stern School of
                                                                  Business at New York University; Trustee of
                                                                  the Whitehead Institute for Biomedical Research.


                                              VANGUARD            PRINCIPAL OCCUPATION(S) AND
                         POSITION(S)          FUNDS' TRUSTEE/     OUTSIDE DIRECTORSHIPS                     NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------
 Rajiv L. Gupta           Trustee              December 2001      Chairman and Chief Executive Officer                          146
(1945)                                                            of Rohm and Haas Co. (chemicals);
                                                                  Board Member of American
                                                                  Chemistry Council; Director of Tyco International, Ltd.
                                                                  (diversified manufacturing and services) since
                                                                  2005; Trustee of Drexel University and the Chemical
                                                                  Heritage Foundation.

Amy Gutmann              Trustee              June 2006           President of the University of Pennsylvania since             146
(1949)                                                            2004; Professor in the School of Arts and Sciences,
                                                                  Annenberg School for Communication, and Graduate
                                                                  School of Education of the University of Pennsylvania
                                                                  since 2004; Provost (2001-2004) and Laurance S.
                                                                  Rockefeller Professor of Politics and the
                                                                  University Center for Human Values (1990-2004),
                                                                  Princeton University; Director of Carnegie Corporation
                                                                  of New York since 2005, and of Schuylkill River Development
                                                                  Corporation and Greater Philadelphia Chamber of Commerce
                                                                  since 2004.

JoAnn Heffernan Heisen   Trustee              July 1998           Corporate Vice President and Chief Global Diversity           146
(1950)                                                            Officer since 2006; Vice President and
                                                                  Chief Information Officer (1997-2005), and
                                                                  Member of the Executive Committee of
                                                                  Johnson & Johnson (pharmaceuticals/consumer
                                                                  products); Director of the University Medical
                                                                  Center at Princeton and Women's Research
                                                                  and Education Institute.

Andre F. Perold          Trustee              December 2004       George Gund Professor of Finance and                          146
(1952)                                                            Banking, Harvard Business School;
                                                                  Senior Associate Dean, Director
                                                                  of Faculty Recruiting, and Chair of
                                                                  Finance Faculty, Harvard Business School;
                                                                  Director and Chairman of UNX, Inc.
                                                                  (equities trading firm) since 2003; Chair of the
                                                                  Investment Committee of HighVista Strategies LLC
                                                                  (private investment firm) since 2005;
                                                                  Director of registered investment companies
                                                                  advised by Merrill Lynch Investment Managers
                                                                  and affiliates (1985-2004); Genbel Securities
                                                                  Limited (South African financial services firm)
                                                                  (1999-2003), Gensec Bank (1999-2003), Sanlam, Ltd.
                                                                  (South African insurance company) (2001-2003), and
                                                                  Stockback, Inc. (credit card firm) (2000-2002).

Alfred M. Rankin, Jr.    Trustee              January 1993        Chairman, President, Chief Executive Officer,                 146
(1941)                                                            and Director of NACCO Industries, Inc.(forklift
                                                                  trucks/housewares/lignite); Director of
                                                                  Goodrich Corporation (industrial products/
                                                                  aircraft systems and services).

J. Lawrence Wilson       Trustee              April 1985          Retired Chairman and Chief Executive Officer                  146
(1936)                                                            of Rohm and Haas Co. (chemicals); Director of
                                                                  Cummins Inc. (diesel engines), MeadWestvaco
                                                                  Corp. (packaging products), and Amerisource
                                                                  Bergen Corp. (pharmaceutical distribution);
                                                                  Trustee of Vanderbilt University and of Culver
                                                                  Educational Foundation.

                                              VANGUARD            PRINCIPAL OCCUPATION(S) AND
                         POSITION(S)          FUNDS' TRUSTEE/     OUTSIDE DIRECTORSHIPS                     NUMBER OF VANGUARD FUNDS
NAME, YEAR OF BIRTH      HELD WITH FUNDS      OFFICER SINCE       DURING THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE/OFFICER
-------------------      ---------------      --------------      --------------------------            ---------------------------

 EXECUTIVE OFFICERS
Heidi Stam*              Secretary            July 2005           Managing Director of Vanguard since 2006;                     146
(1956)                                                            General Counsel of Vanguard since 2005; Secretary of
                                                                  Vanguard, and of each of the investment companies served
                                                                  by Vanguard, since 2005; Principal of Vanguard (1997-2006).

Thomas J. Higgins*       Treasurer            July 1998           Principal of Vanguard; Treasurer of each of the               146
(1957)                                                            investment companies served by Vanguard.

*Officers of the Fund are "interested persons" as defined in the 1940 Act.

 Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2005 and 2006, Vanguard paid Greenwich subscription fees amounting to less than $XXX,000. Vanguard's subscription rates are similar to those of other subscribers.

 Board Committees: The Trust's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund and Vanguard. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during the Funds' last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held five meetings during the Funds' last fiscal year.

 The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Rankin, Chairman of the Committee.

TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.

 INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

 "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of Vanguard.

 COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.


                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                          TRUSTEES' COMPENSATION TABLE


                                                  PENSION OR RETIREMENT             ACCRUED ANNUAL             TOTAL COMPENSATION
                                   AGGREGATE            BENEFITS ACCRUED       RETIREMENT BENEFITS        FROM ALL VANGUARD FUNDS
                           COMPENSATION FROM            AS PART OF THESE   AT JANUARY 1, 2006/(2)/          PAID TO TRUSTEES/(3)/
 TRUSTEE                    THESE FUNDS/(1)/        FUNDS' EXPENSES/(1)/
-----------------------------------------------------------------------------------------------------------------------------------
John J. Brennan                           --                         --                         --                              --
Charles D. Ellis                      $x,xxx                         --                         --                        $xxx,000
Rajiv L. Gupta                         x,xxx                         --                         --                         xxx,000
Amy Gutmann/(4)/                       x,xxx                         --                         --                         xxx,000
JoAnn Heffernan Heisen                 x,xxx                        $xx                     $x,xxx                         xxx,000
Andre F. Perold                        x,xxx                        xxx                     xx,xxx                         xxx,000
Alfred M. Rankin, Jr.                  x,xxx                         xx                      x,xxx                         xxx,000
J. Lawrence Wilson                     x,xxx                         xx                       x,xx                         xxx,000

(1)The amounts shown in this column are based on the Funds' fiscal year ended October 31, 2006. Each Fund within the Trust is responsible for a proportionate share of these amounts.

(2)Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.


(3)The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of xxx
 Vanguard funds (xxx in the case of Mr. Malkiel) for the 2006 calendar year.

(4) Amy Gutmann became a member of the board effective June 2006.




OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2006.

                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS



                                                DOLLAR RANGE OF FUND   AGGREGATE DOLLAR RANGE OF
 FUND                    TRUSTEE                     SHARES OWNED BY        VANGUARD FUND SHARES
                                                              TRUSTEE           OWNED BY TRUSTEE
---------------------------------------------------------------------------------------------------
EUROPEAN STOCK INDEX
FUND                    John J. Brennan                 Over $100,000               Over $100,000
                        Charles D. Ellis                Over $100,000               Over $100,000
                        Rajiv L. Gupta                           None               Over $100,000
                        Amy Gutmann                               xxx                         xxx
                        JoAnn Heffernan Heisen                   None               Over $100,000
                        Andre F. Perold                          None               Over $100,000
                        Alfred M. Rankin, Jr.                    None               Over $100,000
                        J. Lawrence Wilson              Over $100,000               Over $100,000


PACIFIC STOCK INDEX
FUND                    John J. Brennan                 Over $100,000               Over $100,000
                        Charles D. Ellis                Over $100,000               Over $100,000
                        Rajiv L. Gupta                           None               Over $100,000
                        Amy Gutmann                               xxx                         xxx
                        JoAnn Heffernan Heisen                   None               Over $100,000
                        Andre F. Perold                          None               Over $100,000
                        Alfred M. Rankin, Jr.                    None               Over $100,000
                        J. Lawrence Wilson                       None               Over $100,000


EMERGING MARKETS STOCK
INDEX FUND              John J. Brennan                 Over $100,000               Over $100,000
                        Charles D. Ellis                         None               Over $100,000
                        Rajiv L. Gupta                           None               Over $100,000
                        Amy Gutmann                               xxx                         xxx
                        JoAnn Heffernan Heisen                   None               Over $100,000
                        Andre F. Perold                          None               Over $100,000
                        Alfred M. Rankin, Jr.                    None               Over $100,000
                        J. Lawrence Wilson              Over $100,000               Over $100,000



 As of January 31, 2007, the trustees and executive officers of the funds owned, in the aggregate, less than 1% of each class of each fund's outstanding shares.


 As of January 31, 2007, those listed below owned of record 5% or more of each class' outstanding shares:

 Although the Funds do not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (DTC) participants, as of January 31, 2007, the name and percentage ownership of each DTC participant that owned a record 5% or more of the outstanding ETF Shares of a Fund were as follows:


PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


INTRODUCTION


Vanguard and the Boards of Trustees of the Vanguard funds (Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.


 The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the Chief Compliance Officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.

ONLINE DISCLOSURE OF TEN LARGEST STOCK HOLDINGS

Each of the Vanguard equity funds and Vanguard balanced funds generally will seek to disclose the fund's ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the fund's total assets as of the most recent calendar-quarter-end (quarter-end ten largest stock holdings) online at www.vanguard.com in the "Holdings" section of the fund's Profile page, 15 calendar days after the end of the calendar quarter. In addition, those funds generally will seek to disclose the fund's ten largest stock portfolio holdings as of the most recent month-end (month-end ten largest stock holdings, and together with quarter-end ten largest stock holdings, ten largest stock holdings) online at www.vanguard.com in the "Holdings" section of the fund's Profile page, 10 business days after the end of the month. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.

ONLINE DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS

Each of the Vanguard funds, excluding Vanguard money market funds, generally will seek to disclose the fund's complete portfolio holdings (complete portfolio holdings) as of the most recent calendar-quarter-end online at www.vanguard.com in the "Holdings" section of the fund's Profile page, 30 calendar days after the end of the calendar quarter. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard's Portfolio Review Department will review complete portfolio holdings before online disclosure is made as described above and, after consultation with a Vanguard fund's investment advisor, may withhold any portion of the fund's complete portfolio holdings from online disclosure as described above when deemed to be in the best interests of the fund.

DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS

Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical, or consulting services, and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.

 The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service

Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as described previously may also include a list of the other investment positions comprising the fund, such as cash investments and derivatives.


 As of October 31, 2006, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Advisor Software, Inc., Alcom Printing Group Inc., Apple Press, L.C., Automatic Data Processing, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Intelligencer Printing Company, Investment Technology Group, Inc., McMunn Associates Inc., Moore Wallace Inc., Pitney Bowes Management Services, Reuters America Inc., State Street Investment Manager Solutions, Triune Color Corporation, and Tursack Printing Inc.


DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO VANGUARD AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS

Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund's current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

 The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described above may also include a list of the other investment positions comprising the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.

 As of October 31, 2006, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard, and each investment advisor, custodian, and independent registered public accounting firm identified in this Statement of Additional Information.

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING A FUND'S ASSETS

An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the fund's portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds.

Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.

DISCLOSURE OF NON-MATERIAL INFORMATION

The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.

 An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. An Approved Vanguard Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or for no reason. "Approved Vanguard Representatives" include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard's Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.


As of October 31, 2006, Vanguard non-material portfolio holdings information is disclosed to KPMG, LLP, and R.V. Kuhns & Associates.


DISCLOSURE OF PORTFOLIO HOLDINGS IN ACCORDANCE WITH SEC EXEMPTIVE ORDERS

Vanguard's Fund Financial Services unit may disclose to the National Securities Clearing Corporation (NSCC) the daily portfolio composition files (PCFs) that identify a basket of specified securities which may overlap with the actual or expected portfolio holdings of the Vanguard index funds (ETF Funds) that offer a class of shares known as Vanguard ETF Shares in accordance with the terms and conditions of related exemptive orders (Vanguard ETF Exemptive Orders) issued by the Securities and Exchange Commission (SEC), as described further below.

 Unlike the conventional classes of shares issued by ETF Funds, the ETF Shares are listed for trading on the American Stock Exchange (AMEX). Each ETF Fund issues ETF Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, an investor must be an "Authorized Participant" or it must do so through a broker-dealer that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation. Each ETF Fund issues Creation Units in exchange for a "portfolio deposit" consisting of a basket of specified securities (Deposit Securities) and a cash payment (the Balancing Amount). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of specified securities together with a Balancing Amount.


 In connection with the creation and redemption process, and in accordance with the terms and conditions of the Vanguard ETF Exemptive Orders, Vanguard makes available to the NSCC, for dissemination to NSCC participants on each business day prior to the opening of trading on the AMEX, a PCF containing a list of the names and the required number of shares of each Deposit Security for each ETF Fund. (The NSCC is a clearing agency registered with the SEC and affiliated with DTC.) In addition, the AMEX disseminates (1) continuously throughout the trading day, through the facilities of the consolidated tape, the market value of an ETF Share, and (2) every 15 seconds throughout the trading day, separately from the consolidated tape, a calculation of the estimated NAV of an ETF Share (which estimate is expected to be accurate to within a few basis points). Comparing these two figures allows an investor to determine whether, and to what extent, ETF Shares are selling at a premium or at a discount to NAV. ETF Shares are listed on the AMEX and traded in the secondary market in the same manner as other equity securities. The price of ETF Shares trading on the secondary market is based on a current bid/offer market.


 As contemplated by the Vanguard ETF Exemptive Orders, Vanguard and the ETF Funds expect that only institutional arbitrageurs and institutional investors with large indexed portfolios will buy and sell ETF Shares in Creation Unit-sized aggregations because Creation Units can be purchased only in exchange for securities likely to cost millions of dollars. An AMEX specialist, in providing for a fair and orderly secondary market for ETF Shares, also may purchase Creation Units for use in its market-making activities on the AMEX. Vanguard and the ETF Funds expect secondary market purchasers of ETF Shares will include both institutional and retail investors. Vanguard and the ETF Funds believe that arbitrageurs will purchase or redeem Creation Units to take advantage of discrepancies between the ETF Shares' market price and the ETF Shares' underlying NAV. Vanguard and the ETF Funds expect that this arbitrage activity will provide a market "discipline" that will result in a close correspondence between the price at which the ETF Shares trade and their NAV. In other words, Vanguard and the ETF Funds do not expect the ETF Shares to trade at a significant premium or discount to their NAV.

 In addition to making PCFs available to the NSCC, as previously described, Vanguard's Fund Financial Services unit may disclose the PCF for any ETF Fund to any person, or online at www.vanguard.com to all categories of persons, if
(1) such disclosure serves a legitimate business purpose and (2) such disclosure does not constitute material nonpublic information. Vanguard's Fund Financial Services unit must make a good faith determination whether the PCF for any ETF Fund constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases the PCF for any ETF Fund would be immaterial and would not convey any advantage to the recipient in making an investment decision concerning the ETF Fund if sufficient time has passed between the date of the PCF and the date on which the PCF is disclosed. Vanguard's Fund Financial Services unit may in its sole discretion determine whether to deny any request for the PCF for any ETF Fund made by any person, and may do so for any reason or for no reason. Disclosure of a PCF must be authorized by a Vanguard fund officer or a Principal in Vanguard's Fund Financial Services unit.

DISCLOSURE OF PORTFOLIO HOLDINGS RELATED INFORMATION TO THE ISSUER OF A SECURITY FOR LEGITIMATE BUSINESS PURPOSES

Vanguard, in its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Fund Financial Services, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department.

DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW

Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.

PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS

No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at www.vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard's management, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.

PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION

The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.

                          INVESTMENT ADVISORY SERVICES

The Funds receive all investment advisory services from Vanguard, through its Quantitative Equity Group. These services are provided on an at-cost basis from an experienced advisory staff employed directly by Vanguard. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.

 During the fiscal years ended October 31, 2004, 2005, and 2006, the Funds incurred expenses for investment advisory services of approximately the following amounts:


                                                FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                      ENDED         ENDED         ENDED
    FUND                                         10/31/2004    10/31/2005    10/31/2006
    ----                                         ----------    ----------    ----------
    Vanguard European Stock Index Fund             $121,000      $189,000      $xxx,000
    Vanguard Pacific Stock Index Fund               121,000       171,000       xxx,000
    Vanguard Emerging Markets Stock Index Fund      121,000       168,000       xxx,000



OTHER ACCOUNTS MANAGED


Duane F. Kelly has managed the European Stock Index Fund, which, as of October 31, 2006, held assets of $xx billion. Mr. Kelly has managed the Emerging Markets Stock Index Fund, which, as of October 31, 2006, held assets of $xx billion. Mr. Kelly also manages the FTSE All-World ex USA Index Fund which commenced operations on February 28, 2007. In addition, Mr. Kelly managed xxx other registered investment companies with total assets of $xx billion, and xxx other pooled investment vehicles with total assets of $xx billion, as of October 31, 2006.

 Michael Buek has managed the Pacific Stock Index Fund, which, as of October 31, 2006, held assets of $xx billion. Mr. Buek managed xxx other registered investment companies with total assets of $xxx billion and three other pooled investment vehicles with total assets of $xx billion, as of October 31, 2006.



MATERIAL CONFLICTS OF INTEREST

At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds and accounts may give rise to potential conflicts of interest, including, for example, conflicts amount investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

DESCRIPTION OF COMPENSATION


Each Fund's portfolio manager is a Vanguard employee. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of October 31, 2006, a Vanguard portfolio manager's compensation generally consists of base salary, bonus, and payments under Vanguard's long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980's to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement benefits.


 In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts.

 A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.


 A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given its objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. For each Fund, the performance factor depends on how closely the portfolio manager tracks the fund's benchmark index over a one-year period. (For the European Stock Index Fund, Pacific Stock Index Fund, and the Emerging Markets Stock Index Fund, the benchmark index is the Morgan Stanley Capital International/(R)/ (MSCI/(R)/) Europe Index, MSCI Pacific Index and the MSCI Emerging Markets Stock Index, respectively.) Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.


  Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard's long term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, Vanguard's independent directors determine the amount of the long term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard's operating efficiencies in providing services to the Vanguard funds.


OWNERSHIP OF SECURITIES


Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees as a group invest a sizeable portion of their personal assets in Vanguard funds. As of October 31, 2006, Vanguard employees collectively invested $xxx billion in Vanguard funds. John J. Brennan, Chairman and Chief Executive Officer of Vanguard and the Vanguard funds, and George U. Sauter, Managing Director and Chief Investment Officer, invest substantially all of their personal financial assets in Vanguard funds.

 As of October 31, 2006, Mr. Kelly owned xxx shares of the European Stock Index Fund and owned shares of the Emerging Markets Stock Index Fund within the $xxx-$xxxx range. As of October 31, 2006 Mr. Buek owned shares of the Pacific Stock Index Fund within the $xx-$xxx range.

DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENT

The Fourth Amended and Restated Funds' Service Agreement, which governs the at-cost investment advisory services provided to the Funds, will continue in full force and effect until terminated or amended by mutual agreement of the Funds and Vanguard.


                             PORTFOLIO TRANSACTIONS

The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide "best execution." Best execution does not mean the lowest possible spread or commission rate. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer's services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer's execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions.


 During the fiscal years ended October 31, 2004, 2005, and 2006, the Funds paid brokerage commissions in the following amounts:




                                     FISCAL YEAR       FISCAL YEAR        FISCAL YEAR
                                ENDED 10/31/2004  ENDED 10/31/2005   ENDED 10/31/2006
         FUND
         ----                   ----------------  ----------------   ----------------
         European Stock Index        $2,816,000         $5,057,000            $xx,000
         Pacific Stock Index            376,000            718,000             xx,000
         Emerging Markets Stock       2,034,000          3,649,000             xx,000
         Index





                            PROXY VOTING GUIDELINES

The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated oversight of proxy voting to the Proxy Oversight Committee (the Committee), composed of senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund, and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board. Vanguard is subject to these guidelines to the extent the guidelines call for Vanguard to administer the voting process and implement the resulting voting decisions, and for those purposes have been approved by the Board of Directors of Vanguard.

 The overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund's investments--and those of fund shareholders--over the long term. While the goal is simple, the proposals the funds receive are varied and frequently complex. As such, the guidelines adopted by the Board provide a rigorous framework for assessing each proposal. Under the guidelines, each proposal must be evaluated on its merits, based on the particular facts and circumstances as presented.

 For ease of reference, the procedures and guidelines often refer to all funds, however, our processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio and other factors.

 The guidelines do not permit the Board to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if that would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, when the expected cost of voting exceeds the expected benefits of voting, or exercising the vote results in the imposition of trading or other restrictions.

 In evaluating proxy proposals, we consider information from many sources, including but not limited to the investment advisor for the fund, management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company's board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund's Board.

 While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund's vote in a manner that, in the Committee's view, will maximize the value of the fund's investment, subject to the individual circumstances of the fund.

I. THE BOARD OF DIRECTORS

A. ELECTION OF DIRECTORS

Good governance starts with a majority-independent board, whose key committees are comprised entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.

 While the funds will generally support the board's nominees, the following factors will be taken into account in determining each fund's vote:



FACTORS FOR APPROVAL                      FACTORS AGAINST APPROVAL
--------------------                      ------------------------
Nominated slate results in board          Nominated slate results in board comprised of a majority of non-
comprised of a majority of                independent directors.
independent directors.
All members of Audit,                     Audit, Nominating, and/or Compensation committees include
Nominating, and Compensation committees   non-independent members.
are independent of management.
                                          Incumbent board member failed to attend at least 75% of
                                          meetings in the previous year.

                                          Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive option grants, substantial non-audit fees, lack of board independence).



B. CONTESTED DIRECTOR ELECTIONS

In the case of contested board elections, we will evaluate the nominees' qualifications, the performance of the incumbent board, as well as the rationale behind the dissidents' campaign, to determine the outcome that we believe will maximize shareholder value.

C. CLASSIFIED BOARDS

The funds will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures, in which only part of the board is elected each year.

II. APPROVAL OF INDEPENDENT AUDITORS

The relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. The funds will generally support management's recommendation for the ratification of the auditor, except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence has been compromised.

III. COMPENSATION ISSUES

A. STOCK-BASED COMPENSATION PLANS

Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. Conversely, the funds oppose plans that substantially dilute their ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

 An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company's employees. However, we will evaluate compensation proposals in the context of several factors (a company's industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company's other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.

 The following factors will be among those considered in evaluating these proposals.


FACTORS FOR APPROVAL                                                     FACTORS AGAINST APPROVAL
--------------------                                                     ------------------------
Company requires senior executives to hold a minimum amount of company   Total potential dilution (including all stock-based plans)
stock (frequently expressed as a multiple of salary).                    shares outstanding.

Company requires stock acquired through option exercise to be held for   Annual option grants have exceeded 2% of shares
a certain period of time.                                                outstanding.

Compensation program includes performance-vesting awards, indexed        Plan permits repricing or replacement of options without
options or other performance-linked grants.                              shareholder approval.

Concentration of option grants to senior executives is limited           Plan provides for the issuance of reload options.
(indicating that the plan is very broad-based).

Stock-based compensation is clearly used as a substitute for cash in     Plan contains automatic share replenishment (evergreen)
delivering market-competitive total pay.                                 feature.


B. BONUS PLANS

Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.

C. EMPLOYEE STOCK PURCHASE PLANS

The funds will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan comprise less than 5% of the outstanding shares.

D. EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES)

While executives' incentives for continued employment should be more significant than severance benefits, there are instances--particularly in the event of a change in control--in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive's salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus--or where severance is guaranteed absent a change in control--should be submitted for shareholder approval.

IV. CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS

The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders' ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. In general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.

 The funds' positions on a number of the most commonly presented issues in this area are as follows:

A. SHAREHOLDER RIGHTS PLANS (POISON PILLS)

A company's adoption of a so-called poison pill effectively limits a potential acquirer's ability to buy a controlling interest without the approval of the target's board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.

 In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:


FACTORS FOR APPROVAL                           FACTORS AGAINST APPROVAL
--------------------                           ------------------------
Plan is relatively short-term (3-5 years).     Plan is long term (>5 years).

Plan requires shareholder approval             Renewal of plan is automatic or does not require shareholder approval.
for renewal.

Plan incorporates review by a committee        Ownership trigger is less than 15%.
of independent directors at least
every three years (so-called TIDE
provisions).

Plan includes permitted bid/qualified offer    Classified board.
feature (chewable pill) that mandates
shareholder vote in certain situations.

Ownership trigger is reasonable (15-20%).      Board with limited independence.

Highly independent, non-classified board.



B. CUMULATIVE VOTING

The funds are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.

C. SUPERMAJORITY VOTE REQUIREMENTS

The funds support shareholders' ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, the funds will support proposals to remove supermajority requirements and oppose proposals to impose them.

D. RIGHT TO CALL MEETINGS AND ACT BY WRITTEN CONSENT

The funds support shareholders' right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. The funds will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.

E. CONFIDENTIAL VOTING

The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, the funds support proposals to provide confidential voting.

F. DUAL CLASSES OF STOCK

We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.

V. CORPORATE AND SOCIAL POLICY ISSUES

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. The Board generally believes that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Often, proposals may address concerns with which the Board philosophically agrees, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), the funds will typically abstain from voting on these proposals. This reflects the belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of a fund's investment and management is not responsive to the matter.

VI. VOTING IN FOREIGN MARKETS

Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund's votes will be used, where applicable, to advocate for improvements in governance and disclosure by each fund's portfolio companies. We will evaluate issues presented to shareholders for each fund's foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. The funds will cast their votes in a manner believed to be philosophically consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances in which the funds elect not to vote, as described below.

 Many foreign markets require that securities be "blocked" or reregistered to vote at a company's meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.

 The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.

VII. VOTING ON A FUND'S HOLDINGS OF OTHER VANGUARD FUNDS

Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.

VIII. THE PROXY VOTING GROUP

The Board has delegated the day-to-day operations of the funds' proxy voting process to the Proxy Voting Group, which the Committee oversees. While most votes will be determined, subject to the individual circumstances of each fund, by reference to the guidelines as separately adopted by each of the funds, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, in the Board's or the Committee's discretion, such action is warranted.

 The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.

IX. THE PROXY OVERSIGHT COMMITTEE

The Board, including a majority of the independent trustees, appoints the members of the Committee who are senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund.

 The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse him or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.

 The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness and Vanguard's Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, in its sole discretion, to be in the best interests of each fund's shareholders.

In determining how to apply the guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.

 The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard's website at www.vanguard.com.

 You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard's internet site, at www.vanguard.com, or the SEC's website at www.sec.gov.

                     INFORMATION ABOUT THE ETF SHARE CLASS

Each Fund offers and issues an exchange-traded class of shares called ETF Shares. Each Fund issues ETF Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Funds' Distributor.

 Each ETF Fund issues Creation Units in kind, in exchange for a basket of portfolio securities (Deposit Securities). Each ETF Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive an in-kind redemption of portfolio securities (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not always, be the same. The Deposit Securities and Redemption Securities may include American Depository Receipts (ADRs). As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each ETF Fund reserves the right to issue Creation Units for cash, rather than in kind. As of the date of this prospectus, cash purchases and redemptions will be required for securities traded in Brazil, South Korea, and Taiwan.

EXCHANGE LISTING AND TRADING

European ETF Shares, Pacific ETF Shares, and Emerging Markets ETF Shares have been approved for listing on the American Stock Exchange (AMEX) and will trade on the AMEX at market prices that may differ from net asset value.

 There can be no assurance that, in the future, ETF Shares will continue to meet all of the AMEX's listing requirements. The AMEX may, but is not required to, delist a Fund's ETF Shares from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the ETF Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will also delist a Fund's ETF Shares upon termination of the ETF Share class.

 As with any stock traded on an exchange, purchases and sales of ETF Shares will be subject to usual and customary brokerage commissions.

 The Amex disseminates through the facilities of the Consolidated Tape Association an updated "indicative optimized portfolio value" (IOPV) for each Fund as calculated by an information provider. The Funds are not involved with or responsible for the calculation or dissemination of the IOPVs, and they make no warranty as to the accuracy of the IOPVs. An IOPV for each Fund's ETF Shares is disseminated every 15 seconds during regular AMEX trading hours. An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are based on the real time market prices of the Deposit Securities for a Fund's ETF Shares. The IOPV is designed as an estimate of a Fund's net asset value at a particular point in time, but it is only an estimate and it should not be viewed as the actual net asset value, which is calculated once each day.

CONVERSIONS AND EXCHANGES


- Owners of conventional shares issued by an ETF Fund (Investor, Admiral, Signal, or Institutional Shares) may convert those shares into ETF Shares of equivalent value of the same Fund. Please note that investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into ETF Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. ETF Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted into shares of another class of the same fund. Similarly, ETF Shares of one fund cannot be exchanged for ETF Shares of another fund.



 Investors that are not Authorized Participants must hold ETF Shares in a brokerage account. Thus, before converting conventional shares into ETF Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into ETF Shares, an investor must contact his or her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.


 Converting conventional shares into ETF Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; his or her ownership of conventional shares and ETF Shares will be known only to his or her broker. Next, the broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into ETF Shares of equivalent value, based on the respective net asset values of the two share classes. The Fund's transfer agent will reflect ownership of all ETF Shares in the name of DTC. The DTC will keep track of which ETF Shares belong to the broker and the broker, in turn, will keep track of which ETF Shares belong to its customers. Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned 300.250 conventional shares, and this was equivalent in value to 90.750 ETF Shares, the DTC account would receive 90 ETF Shares. Conventional shares worth 0.750 ETF Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (1) take certain internal actions necessary to credit the investor's account with 0.750 ETF Shares rather than
2.481 conventional shares, or (2) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on his or her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.

 The conversion process works differently if the investor opts to hold ETF Shares through an account at Vanguard Brokerage Services (VBS/(R)/). If the investor converts his or her conventional shares to ETF Shares through VBS, all conventional shares for which he or she requests conversion will be converted into the equivalent amount of ETF Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.


 Here are some important points to keep in mind when converting conventional shares of a Fund into ETF Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent described above.


- The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day. Vanguard imposes conversion blackout windows around the dates when a fund with ETF Shares declares dividends. This is necessary to prevent a shareholder from collecting a dividend from both the conventional share class currently held and also from the ETF share class into which the shares will be converted.


- During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and his or her investment will increase or decrease in value in tandem with the net asset value of those shares.


- During the conversion process, the investor will be able to liquidate all or part of his or her investment by instructing Vanguard or his or her broker (depending on whether his or her shares are held in his or her own account or his or her broker's omnibus account) to redeem his or her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of his or her investment by instructing his or her broker to sell his or her ETF Shares.


BOOK ENTRY ONLY SYSTEM

Vanguard ETF/ /Shares are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own

DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (NYSE), the AMEX, and the National Association of Securities Dealers (NASD). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).

 Beneficial ownership of ETF Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in ETF Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of ETF Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in ETF Shares.

 Each Fund recognizes DTC or its nominee as the record owner of all ETF Shares for all purposes. Beneficial Owners of ETF Shares are not entitled to have ETF Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of ETF Shares.

 Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the ETF Shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding ETF Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and Share distributions shall be made to DTC or its nominee as the registered holder of all ETF Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in ETF Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

 The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such ETF Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

 DTC may determine to discontinue providing its service with respect to ETF Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of ETF Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which ETF Shares may be listed).

PURCHASE AND ISSUANCE OF ETF SHARES IN CREATION UNITS

The ETF Funds issue and sell ETF Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The ETF Funds will not issue fractional Creation Units.

 A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

FUND DEPOSIT

The consideration for purchase of a Creation Unit from a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

 The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

 Vanguard, through the National Securities Clearing Corporation (NSCC) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.

 The identity and number of shares of the Deposit Securities required for a Fund Deposit may change from one day to another to reflect rebalancing adjustments and corporate actions, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which an Authorized Participant is acting.

 All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR PURCHASING CREATION UNITS

To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.

 To initiate a purchase order for a Creation Unit, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The Distributor shall inform the Fund's Custodian of the order. The Custodian will then inform the appropriate foreign subcustodians. Each subcustodian shall maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the relevant Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by Vanguard. Deposit Securities must be delivered to an account maintained at the applicable local subcustodians. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on the Business Day.

 The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash

Component next determined after acceptance of the purchase order, together with the applicable Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.

 The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

 Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly).

 If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.

 An order to purchase Creation Units is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (2) all other procedures set forth in the Participant Agreement are properly followed. If the appropriate parties do not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

 Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When each subcustodian has confirmed to the Custodian that the required securities included in the Fund Deposit have been delivered to the account of the relevant subcustodian, and the cash component has been delivered to the Custodian, the Distributor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

 A Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 103% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit) in accordance with the Fund's procedures. The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date. If the order is not placed in proper form by 4 p.m, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Information concerning the Funds' current procedures for use of collateral under these circumstances is available from the Distributor. The Funds will be permitted to purchase missing Deposit Securities at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Fund of purchasing the missing Deposit Securities and the cash collateral.

ACCEPTANCE OF PURCHASE ORDERS

Subject to the conditions that (1) an irrevocable purchase order has been submitted by the Authorized Participant
(either on its own or another investor's behalf) not later than the Closing Time, and (2) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to its right to reject any order until acceptance.

REJECTION OF PURCHASE ORDERS

Each of the Funds reserves the absolute right to reject a purchase order. By way of example, and not limitation, a Fund will reject a purchase order if:
- the order is not in proper form;
- the investor(s), upon obtaining the ETF Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;
- the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date, as described above;
- acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

- acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
- acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or
- circumstances outside the control of the Fund, the Transfer Agent, the Custodian, the subcustodian(s), the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Custodian, the subcustodian(s), the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.

 The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The Funds, Vanguard, the Transfer Agent, the Custodian, the subcustodian(s), and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.

TRANSACTION FEE ON PURCHASES OF CREATION UNITS

Each of the Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units.

 When an ETF Fund permits or requires a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities. The transaction fees for in-kind and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Fund.


                                                          MAXIMUM ADDITIONAL
                                        TRANSACTION FEE  VARIABLE CHARGE FOR
        FUND                               ON PURCHASES    CASH PURCHASES/1/
        ----                               ------------    -----------------
        European ETF Shares                      $9,600                2.00%
        Pacific ETF Shares                        7,200                2.00
        Emerging Markets ETF Shares               9,300                2.00

        1 As a percentage of the cash in lieu amount invested.



REDEMPTION OF ETF SHARES IN CREATION UNITS

ETF Shares may be redeemed only in Creation Units; a Fund will not redeem ETF Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests received on a Business Day in good order will receive the NAV next determined after the request is made.

 Unless cash redemptions are available or specified for a Fund, an investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities; plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities; less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.

  Vanguard, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Redemption Securities that will be used (subject to possible amendment or correction) to satisfy redemption requests received in proper form (as defined below) on that day. The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If a Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.

TRANSACTION FEE ON REDEMPTIONS OF CREATION UNITS


Each of the Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the redemption of Creation Units.


 When an ETF Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.

 The transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Redemption Securities from the Fund to their account.


                                                                       MAXIMUM
                                                                    ADDITIONAL
                                                                      VARIABLE
                                        TRANSACTION FEE              CHARGE FOR
        FUND                             ON REDEMPTIONS     CASH REDEMPTIONS/1/
        ----                             --------------     -------------------
        European ETF Shares                      $9,600                 2.00%
        Pacific ETF Shares                        7,200                  2.00
        Emerging Markets ETF Shares               9,300                  2.00

        1 As a percentage of the cash in lieu amount redeemed.



PLACEMENT OF REDEMPTION ORDERS

Redemption requests for Creation Units must be submitted to the Distributor by or through an Authorized Participant on a Business Day between the hours of 9 a.m. and 4 p.m., Eastern time. Investors are responsible for making arrangements for redemption requests to be made through Authorized Participants. The Distributor will provide a list of current Authorized Participants upon request. Investors making a redemption request should be aware that such request must be in the form specified by the Authorized Participant. Investors making a redemption request should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the ETF Shares to the Fund's Transfer Agent. Investors should also allow for the additional time that may be requested to effect redemptions through their financial intermediaries if such intermediaries are not Authorized Participants. An order to redeem a Creation Unit of a Fund is deemed received on the Transmittal Date if (1) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the required number of ETF Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.


 The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Fund on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Fund on such Transmittal Date.


 Each of the ETF Funds reserves the right, in its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its ETF Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).

 If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock. In addition, each Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.

 A redemption request is considered to be in "proper form" if (1) an Authorized Participant has transferred or caused to be transferred to the Fund's Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the AMEX closing time on a day on which the AMEX is open for business and (2) a request satisfactory to the Fund is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above.

 Upon receiving a redemption request, the Distributor shall notify the Fund and the Fund's Transfer Agent of such redemption request. The tender of an investor's ETF Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds ETF Shares, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

 In connection with taking delivery of shares of Redemption Securities upon redemption of a Creation Unit, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank, or other custody provider in each jurisdiction in which any of the Redemption Securities are customarily traded, to which account such Deposit Securities will be delivered.


 Deliveries of redemption proceeds by the ETF Funds relating to those countries generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. For each country relating to a Fund, Appendix A identifies the instances where more than seven days would be If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of the redeeming Beneficial Owner has appropriate arrangements to take delivery of the Redemption Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Redemption Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of the Creation Unit redeemed after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Redemption Securities of the Fund). Redemptions of Creation Units will be subject to compliance with applicable United States federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities.


 Although the ETF Funds do not ordinarily permit cash redemptions of Creation Units, in the event that cash redemptions are permitted or required by a Fund, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

 To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Unit to be redeemed to the Fund at or prior to 4 p.m. on the business day of submission of such redemption request, the Distributor will nonetheless accept the redemption in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value at least equal to 103% of the value of the missing ETF Shares in accordance with the Fund's then-effective procedures. Information concerning the Funds' current procedures for use of collateral under these circumstances is available from the Distributor. The only collateral that is acceptable to the Fund is cash in U.S. dollars. The Fund's current procedures for collateralization of missing ETF Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds, and that the fees of the custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to purchase the missing ETF Shares or acquire the Redemption Securities and the Cash Component underlying such ETF Shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such ETF Shares, Redemption Securities, or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

 Because the Redemption Securities of a Fund may trade on the relevant exchange(s) on days that the AMEX is closed, stockholders may not be able to redeem their shares of such Fund, or to purchase or sell ETF Shares on the AMEX, on days when the net asset value of such Fund could be significantly affected by events in the relevant foreign markets.

 The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

APPENDIX A--ETF SHARES: FOREIGN MARKET INFORMATION


The ETF Funds generally intend to deliver Redemption Securities on a basis of "T" plus three Business Days. The Funds may effect deliveries of Redemption Securities on a basis other than T plus three to accommodate local holiday schedules or under certain other circumstances. The ability of the Funds to effect in-kind redemptions within three Business Days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays that are Business Days. For every occurrence of one or more intervening holidays in the local market that are local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Funds from delivering securities within three Business Days.

  The securities delivery cycles currently practicable for transferring Redemption Securities to redeeming investors, coupled with local market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances, during the calendar year 2007. The holidays applicable to each Fund during such periods are listed as follows, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

VANGUARD EUROPEAN ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2007 on which the regular Austrian, Belgian, British, Danish, Dutch, Finnish, French, German, Greek, Irish, Italian, Norwegian, Portuguese, Spanish, Swedish, and Swiss holidays affect the relevant securities markets are as follows


   AUSTRIA
   -------
   January x                         June x        December x
   April x                           June x        December x
   April x                         August x        December x
   May x                          October x        December x
   May x                         November x

   BELGIUM
   -------
   April x
   April x
   May x
   December x
   December x


   DENMARK
   -------
   April x       June x
   April x       December x
   April x       December x
   May x
   May x



   FINLAND
   -------
   January x     May x
   April x       June x
   April x       December x
   April x       December x
   May x         December x


   FRANCE
   ------
   April x
   April x
   May x
   December x
   December x


   GERMANY
   -------
   April x
   April x
   May x
   December x
   December x

   GREECE
   ------
   January x     April x       December x
   March x       May x
   April x       June x
   April x       August x
   April x       December x

   IRELAND
   -------
   January x     August x
   April x       October x
   April x       December x
   May x         December x
   June x


   ITALY
   -----
   April x       December x
   April x
   May x
   August x
   December x

   NETHERLANDS
   -----------
   April x
   April x
   May x
   December x
   December x

   NORWAY
   ------
   April x       May x
   April x       May x
   April x       June x
   April x       December x
   May x         December x


   PORTUGAL
   --------
   April x
   April x
   May x
   December x
   December x

   SPAIN
   -----
   January x     December x
   April x
   April x
   May x
   December x

   SWEDEN
   ------
   January x     May x         December x
   January x     May x         December x
   April x       June x
   April x       June x
   April x       November x

   SWITZERLAND
   -----------
   January x     June x
   April x       August x
   April x       December x
   May x         December x
   May x

   UNITED KINGDOM
   --------------
   January x       May x         October x
   January x       May x         November x
   February x      July x        December x
   April x         August x      December x
   April x         September x





REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2007). The longest redemption cycle for European ETF Shares is a function of the longest redemption cycles among the countries whose stocks comprise this Fund.




   DENMARK

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   4/x/2007          4/x/2007                      T+8


   NORWAY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   4/x/2007          4/x/2007                      T+8




In 2007, xx calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for European ETF Shares.



VANGUARD PACIFIC ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2007 on which the regular Australian, Hong Kong, Japan, New Zealand, and Singaporean holidays affect the relevant securities markets are as follows:


   AUSTRALIA
   ---------
   January x                    April xx      December xx
   January xx                    June xx       December xx
   March xx                    August x
   April x                    October x
   April xx                  November x


   HONG KONG
   ---------
   January x     April xx      October x
   January xx    May x         December xx
   January xx    May x         December xx
   April x       May xx
   April xx      October x

   JAPAN
   -----
   January x     May x         October x
   January x     May x         November x
   January x     May x         November xx
   January x     July xx       December xx
   March xx      September xx

   NEW ZEALAND
   -----------
   January x     April xx
   January x     June x
   February x    October xx
   April xx      December xx
   April xx      December xx

   SINGAPORE
   ---------
   January x     May x
   January xx    May xx
   January xx    August x
   January xx    November xx
   April xx      December xx


REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2007). The longest redemption cycle for Pacific ETF Shares is a function of the longest redemption cycles among the countries whose stocks comprise this Fund.


   JAPAN



   REDEMPTION DATE           REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   4/xx/2007                        5/x/2007                      T+10



 In 2007, xxx calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Pacific ETF Shares.

VANGUARD EMERGING MARKETS ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2007 on which the regular Argentina, Brazil, Chile, China, Czech Republic, Hong Kong, Hungary, India, Indonesia, Israel, Mexico, Peru, Philippines, Poland, South Africa, South Korea, Taiwan, Thailand, and Turkey holidays affect the relevant securities markets are as follows:


   ARGENTINA
   ---------
   April xx       August xx
   April xx       October xx
   May x          November x
   May xx         December x
   June xx        December xx

   BRAZIL
   ------
   January xx   May x         December xx
   February xx  June xx
   February xx  September x
   April xx     October xx
   April xx     November x
   May x        November xx


   CHILE
   -----
   April xx      September xx    December xx
   May x         September xx
   June xx       October x
   June xx       November x
   August xx     December x

   CHINA
   -----
   January x     February x    May x          October x      December xx
   January x     February x    May x          October x
   January xx    February xx   May x          October x
   January xx    April x       May xx         October x
   January xx    April xx      May xx         October x
   January xx    April xx      July x         October xx
   January xx    May x         September x    November xx
   February x    May x         October x      December xx

   CZECH REPUBLIC
   --------------
   April xx        November xx
   May x           December xx
   May x           December xx
   July x
   July x
   September xx

   HUNGARY
   -------
   March xx      December xx
   April xx      December xx
   May x
   June x
   October xx
   November x

   INDIA
   -----
   January xx    March xx      August xx      December xx
   January xx    April x       September xx
   February x    April xx      October x
   March xx      April xx      October xx
   March xx      May x         October xx

   INDONESIA
   ---------
   January xx    May xx        October xx
   January xx    August xx     October xx
   March xx      August xx     October xx
   April xx      October xx    December xx
   April xx      October xx

   ISRAEL
   ------
   March xx      April xx      August x       October xx
   April xx      May x         October x      October xx
   April xx      May x         October x
   April xx      June x        October x
   April xx      June x        October xx

   MEXICO
   ------
   March xx      November xx
   April xx      December x
   April xx      December xx
   May x         December xx
   November x

   PERU
   ----
   April xx      August xx
   April xx      November x
   May x         December x
   June xx       December xx
   July xx

   PHILIPPINES
   -----------
   April xx      November x
   April xx      November xx
   May x         December xx
   June xx

   POLAND
   ------
   April xx      November x
   April xx      December xx
   May x         December xx
   June xx
   August xx

   SOUTH AFRICA
   ------------
   March xx      June xx
   April xx      August x
   April xx
   April xx
   May x

   SOUTH KOREA
   -----------
   January xx    June x        October x
   March x       July xx       December xx
   May x         August xx     December xx
   May x         October x
   May xx        October x

   TAIWAN
   ------
   January xx    February x    October x
   January xx    February xx   October xx
   January xx    April x
   January xx    May x
   February x    May xx

   THAILAND
   --------
   January x     April xx      August xx
   February xx   May x         October xx
   April x       May x         December x
   April xx      May xx        December xx
   April xx      July xx

   TURKEY
   ------
   January x     May xx
   January xx    August xx
   January xx    October xx
   January xx    October xx
   January xx    October xx



REDEMPTION. A redemption request over the following holidays would result in a settlement period that will exceed seven calendar days (examples are based on the days particular holidays fall during the calendar year 2007). The longest redemption cycle for Emerging Market ETF Shares is a function of the longest redemption cycles among the countries whose stocks comprise this Fund:

   CHINA

   REDEMPTION DATE             REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   1/xx/2007                            2/x/2007                      T+14

   INDONESIA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   10/xx/2007        10/xx/2007                    T+12

   SOUTH AFRICA

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   4/x/2007          4/xx/2007                     T+11

   TAIWAN

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   1/xx/2007         2/x/2007                      T+12

   TURKEY

   REDEMPTION DATE   REDEMPTION SETTLEMENT DATE    SETTLEMENT PERIOD
   1/x/2007          1/xx/2007                     T+11



 In 2007, xx calendar days would be the maximum number of calendar days necessary to satisfy a redemption request for Emerging Markets ETF Shares.



VANGUARD FTSE ALL-WORLD EX USA ETF SHARES


REGULAR HOLIDAYS. The dates in the calendar year 2007 on which the regular (insert countries later) holidays affect the relevant securities markets are as follows: (information to be added)

                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the fiscal year ended October 31, 2006, appearing in the Funds' 2006 Annual Reports to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.



                                LEGAL DISCLAIMER

EACH FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF EACH FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNER OF THESE FUNDS. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THESE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THESE FUNDS ARE REDEEMABLE FOR CASH. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THESE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE FUNDS.

 ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

 NO PURCHASER, SELLER OR HOLDER OF A SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THE SECURITY WITHOUT FIRST CONTACTING MSCI TO DETERMINE WHETHER MSCI'S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.




                                                               SAI072 022007

                                     PART C

                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Declaration of Trust, filed on September 25, 2002, Post-Effective Amendment No. 24, is hereby incorporated by reference.
(b) By-Laws, filed on February 11, 2002, Post-Effective Amendment No. 23, are hereby incorporated by reference.
(c) Instruments Defining Rights of Security Holders--Reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, incorporated by reference in Item 23(a) of this post-effective amendment.
(d) Investment Advisory Contract, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, filed on February 19, 2003 Post-Effective Amendment No. 26, hereby incorporated by reference.
(e)    Underwriting Contracts, Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreement, filed on February 11, 2002, Post-Effective Amendment No. 23, for Brown Brothers Harriman & Co., is hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed February 19, 2003, Post-Effective Amendment No. 26, is hereby incorporated by reference.
(i)    Legal Opinion, Not Applicable
(j) Consent of Independent Registered Public Accounting Firm, to be filed by Amendment.
(k)    Omitted Financial Statements, Not Applicable
(l)    Initial Capital Agreements, Not Applicable
(m)    Rule 12(b)-1 Plan, Not Applicable
(n)    Rule 18f-3 Plan, is filed herewith.
(o)    Reserved
(p) Code of Ethics, for The Vanguard Group, filed on November 9, 2006, Post-Effective Amendment No. 52, is herby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

a)Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 36 investment companies with more than 140 funds.

(b)The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.


Name                        Positions and Office with Underwriter                   Positions and Office with Funds
----                        -------------------------------------                   -------------------------------
R. Gregory Barton           Director and Senior Vice President                      None
John J. Brennan             Director                                                Trustee, Chairman, President, and Chief
                                                                                    Executive Officer
Mortimer J. Buckley         Director and Senior Vice President                      None
F. William McNabb III       Director and Senior Vice President                      None
Michael S. Miller           Director and Managing Director                          None
Ralph K Packard             Director                                                None
George U. Sauter            Director, Vice President, and General Counsel           None
Heidi Stam                  Director, Vice President, and General Counsel           Secretary
Richard D. Carpenter        Treasurer                                               None
David L. Cermak             Principal                                               None
Joseph Colaizzo             Financial and Operations Principal and Assistant        None
                            Treasurer
Patti Colby                 Principal                                               None
Amy B. Cooper               Secretary                                               None
Sean P. Hagerty             Principal                                               None
A. Kimberly Lynch           Assistant Treasurer                                     None
Brian P. McCarthy           Senior Registered Options Principal                     None
Deborah McCracken           Assistant Secretary                                     None
Miranda O'Keefe             Compliance Registered Options Principal                 None
Joseph F. Miele             Registered Municipal Securities Principal               None
Jane K. Myer                Principal                                               None
Pauline C. Scalvino         Chief Compliance Officer                                Chief Compliance
officer


(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant; 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.


ITEM 29. MANAGEMENT SERVICES
Other than as set forth in the section entitled "Management of the Funds" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS
Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of December, 2006.

                                    VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY:_____________(signature)________________

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



By:    ---------------------------------------------------------------------------------
               SIGNATURE                         TITLE                        DATE
       ----------------------------President, Chairman, Chief             December 15, 2006
          /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
By:           (Heidi Stam)
            John J. Brennan*
       ----------------------------Trustee                                December 15, 2006
          /S/ CHARLES D. ELLIS
By:           (Heidi Stam)
           Charles D. Ellis*
       ----------------------------Trustee                                December 15, 2006
           /S/ RAJIV L. GUPTA
By:           (Heidi Stam)
            Rajiv L. Gupta*
       ----------------------------Trustee                                December 15, 2006
           /S/ AMY GUTMANN
By:           (Heidi Stam)
              Amy Gutmann*
       ----------------------------Trustee                                December 15, 2006
       /S/ JOANN HEFFERNAN HEISEN
By:           (Heidi Stam)
        JoAnn Heffernan Heisen*
       ----------------------------Trustee                                December 15, 2006
          /S/ ANDRE F. PEROLD
By:           (Heidi Stam)
            Andre F. Perold*
       ----------------------------Trustee                                December 15, 2006
       /S/ ALFRED M. RANKIN, JR.
By:           (Heidi Stam)
         Alfred M. Rankin, Jr.*
       ----------------------------Trustee                                December 15, 2006
         /S/ J. LAWRENCE WILSON
By:           (Heidi Stam)
          J. Lawrence Wilson*
       ----------------------------Treasurer and Principal                December 15, 2006
         /S/ THOMAS J. HIGGINS     Financial Office and Principal
              (Heidi Stam)         Accounting Officer
           Thomas J. Higgins*


*By Power of Attorney. Filed on July 27, 2006, see File Number 002-65955-99.
 Incorporated by Reference.

                                INDEX TO EXHIBIT

Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . . Ex-99. N